Schedule of Investments (unaudited) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AAR Corp.	781,498	$28,305,858
Aerojet Rocketdyne Holdings Inc.(a)	1,692,178	89,431,607
Aerovironment Inc.(a)(b)	507,691	44,118,348
Astronics Corp.(a)(b)	578,386	7,652,047
Cubic Corp.	736,661	45,702,449
Ducommun Inc.(a)(b)	259,372	13,928,276
Kaman Corp.	650,461	37,160,837
Kratos Defense & Security Solutions Inc.(a)(b)	2,844,898	78,035,552
Maxar Technologies Inc.(b)	1,434,263	55,348,209
Moog Inc., Class A	696,210	55,209,453
National Presto Industries Inc.	124,783	11,034,561
PAE Inc.(a)(b)	1,372,519	12,599,724
Park Aerospace Corp.	489,833	6,568,661
Parsons Corp.(a)(b)	540,992	19,697,519
Triumph Group Inc.	1,226,640	15,406,598
Vectrus Inc.(a)(b)	265,917	13,221,393

		533,421,092

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	1,377,145	43,159,724
Atlas Air Worldwide Holdings Inc.(a)(b)	612,549	33,408,422
Echo Global Logistics Inc.(a)(b)	613,990	16,467,212
Forward Air Corp.	641,440	49,288,250
Hub Group Inc., Class A(a)	777,081	44,293,617
Radiant Logistics Inc.(a)	924,387	5,361,445

		191,978,670

Airlines — 0.3%
Allegiant Travel Co.	306,264	57,957,400
Hawaiian Holdings Inc.	1,088,886	19,273,282
Mesa Air Group Inc.(a)(b)	701,085	4,690,259
SkyWest Inc.	1,150,401	46,372,664
Spirit Airlines Inc.(a)(b)	2,318,556	56,688,694

		184,982,299

Auto Components — 1.4%
Adient PLC(a)(b)	2,060,657	71,649,044
American Axle & Manufacturing Holdings Inc.(a)(b)	2,675,032	22,309,767
Cooper Tire & Rubber Co.	1,180,739	47,819,929
Cooper-Standard Holdings Inc.(a)	392,762	13,617,058
Dana Inc.	3,389,738	66,167,686
Dorman Products Inc.(a)(b)	624,156	54,189,224
Fox Factory Holding Corp.(a)(b)	970,246	102,564,705
Gentherm Inc.(a)	770,939	50,280,642
Goodyear Tire & Rubber Co. (The)	5,412,913	59,054,881
LCI Industries	578,062	74,963,080
Modine Manufacturing Co.(a)(b)	1,159,953	14,569,010
Motorcar Parts of America Inc.(a)(b)	437,327	8,580,356
Patrick Industries Inc.	523,468	35,779,038
Standard Motor Products Inc.	496,070	20,070,992
Stoneridge Inc.(a)(b)	605,857	18,315,057
Tenneco Inc., Class A(a)	1,179,461	12,502,287
Visteon Corp.(a)(b)	653,249	81,995,814
Workhorse Group Inc.(a)(b)	2,214,335	43,799,546
XPEL Inc.(a)(b)	391,759	20,199,094

		818,427,210

Automobiles — 0.1%
Winnebago Industries Inc.	730,081	43,761,055

Banks — 7.7%
1st Constitution Bancorp.	207,685	3,295,961

Security	Shares	Value

Banks (continued)
1st Source Corp.	392,016	$15,798,245
ACNB Corp.	198,722	4,968,050
Allegiance Bancshares Inc.(b)	440,459	15,032,866
AltaBancorp	383,084	10,695,705
Amalgamated Bank, Class A	357,181	4,907,667
Amerant Bancorp Inc.(a)(b)	540,289	8,212,393
American National Bankshares Inc.	268,347	7,033,375
Ameris Bancorp.	1,525,767	58,085,950
Ames National Corp.	223,604	5,370,968
Arrow Financial Corp.	319,618	9,559,774
Atlantic Capital Bancshares Inc.(a)(b)	521,926	8,309,062
Atlantic Union Bankshares Corp.	1,829,308	60,257,406
Auburn National Bancorp. Inc.	53,903	2,247,216
Banc of California Inc.	1,080,763	15,898,024
BancFirst Corp.	447,447	26,265,139
Bancorp. Inc. (The)(a)	1,254,532	17,124,362
BancorpSouth Bank	2,360,125	64,761,830
Bank First Corp.(b)	146,757	9,512,789
Bank of Commerce Holdings	417,566	4,133,903
Bank of Marin Bancorp., Class A	313,378	10,761,401
Bank of NT Butterfield & Son Ltd. (The)	1,205,133	37,551,944
Bank of Princeton (The).	128,619	3,010,971
Bank7 Corp.(b)	102,443	1,454,691
BankFinancial Corp.	325,299	2,856,125
BankUnited Inc.	2,060,345	71,658,799
Bankwell Financial Group Inc.	186,490	3,645,880
Banner Corp.	688,510	32,077,681
Bar Harbor Bankshares	374,614	8,462,530
Baycom Corp.(a)(b)	248,135	3,764,208
BCB Bancorp. Inc.	337,854	3,740,044
Berkshire Hills Bancorp. Inc.	1,033,198	17,688,350
Boston Private Financial Holdings Inc.	1,736,757	14,675,597
Bridge Bancorp. Inc.	388,344	9,390,158
Brookline Bancorp. Inc.	1,705,863	20,538,591
Bryn Mawr Bank Corp.	473,488	14,486,365
Business First Bancshares Inc.	424,677	8,646,424
Byline Bancorp Inc.	588,360	9,090,162
C&F Financial Corp.	73,695	2,734,821
Cadence Bancorp.	2,684,781	44,084,104
California Bancorp Inc.(a)(b)	155,619	2,421,432
Cambridge Bancorp.	145,025	10,115,494
Camden National Corp.	357,848	12,803,801
Capital Bancorp Inc./MD(a)	184,093	2,564,415
Capital City Bank Group Inc.	332,554	8,174,177
Capstar Financial Holdings Inc.	374,968	5,530,778
Carter Bankshares Inc.	580,558	6,223,582
Cathay General Bancorp.	1,810,102	58,267,183
CB Financial Services Inc.	94,180	1,884,542
CBTX Inc.	415,057	10,588,104
Central Pacific Financial Corp.	550,458	10,464,207
Central Valley Community Bancorp.	283,803	4,225,827
Century Bancorp. Inc./MA, Class A, NVS	70,235	5,433,380
Chemung Financial Corp.	86,913	2,950,696
ChoiceOne Financial Services Inc.	170,661	5,258,065
CIT Group Inc.	2,335,100	83,830,090
Citizens & Northern Corp.	319,764	6,344,118
Citizens Holding Co.	96,613	2,024,042
City Holding Co.	355,610	24,732,675
Civista Bancshares Inc.	383,109	6,715,901
CNB Financial Corp./PA.	362,976	7,727,759

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Coastal Financial Corp./WA(a)(b)	209,089	$4,390,869
Codorus Valley Bancorp. Inc.	254,074	4,309,095
Colony Bankcorp Inc.	171,953	2,519,111
Columbia Banking System Inc.	1,577,159	56,620,008
Community Bank System Inc.	1,195,790	74,509,675
Community Bankers Trust Corp.	522,869	3,529,366
Community Financial Corp. (The).	108,092	2,862,276
Community Trust Bancorp. Inc.	358,766	13,292,280
ConnectOne Bancorp. Inc.	864,888	17,116,134
County Bancorp. Inc.	96,680	2,134,694
CrossFirst Bankshares Inc.(a)(b)	1,158,725	12,456,294
Customers Bancorp. Inc.(a)(b)	662,051	12,036,087
CVB Financial Corp.	2,993,243	58,368,238
Dime Community Bancshares Inc.	664,585	10,480,505
Eagle Bancorp. Inc.	743,044	30,687,717
Eagle Bancorp. Montana Inc.	102,480	2,174,626
Eastern Bankshares Inc.(a)(b)	3,888,978	63,429,231
Enterprise Bancorp. Inc./MA.	218,671	5,587,044
Enterprise Financial Services Corp.	570,269	19,930,902
Equity Bancshares Inc., Class A(a)	349,817	7,552,549
Esquire Financial Holdings Inc.(a)(b)	150,676	2,891,472
Evans Bancorp. Inc.	124,388	3,425,646
Farmers & Merchants Bancorp. Inc./Archbold OH	233,208	5,363,784
Farmers National Banc Corp.	631,113	8,374,870
FB Financial Corp.	742,536	25,788,275
Fidelity D&D Bancorp. Inc.	95,443	6,142,711
Financial Institutions Inc.	372,548	8,382,330
First Bancorp. Inc./ME	259,258	6,585,153
First BanCorp./Puerto Rico.	4,889,805	45,084,002
First Bancorp./Southern Pines NC	616,521	20,856,905
First Bancshares Inc. (The)	493,983	15,254,195
First Bank/Hamilton NJ	402,232	3,772,936
First Busey Corp.	1,185,765	25,553,236
First Business Financial Services Inc.	190,203	3,501,637
First Capital Inc.(b)	80,930	4,901,121
First Choice Bancorp.	265,701	4,912,811
First Commonwealth Financial Corp.	2,010,661	21,996,631
First Community Bankshares Inc.	406,945	8,781,873
First Community Corp./SC	135,273	2,298,288
First Financial Bancorp.	2,171,402	38,064,677
First Financial Bankshares Inc.	3,046,394	110,203,303
First Financial Corp./IN	315,331	12,250,609
First Foundation Inc.	916,185	18,323,700
First Guaranty Bancshares Inc.	120,228	2,136,452
First Internet Bancorp.	242,366	6,965,599
First Interstate BancSystem Inc., Class A	975,223	39,759,842
First Merchants Corp.	1,297,731	48,548,117
First Mid Bancshares Inc.	354,418	11,929,710
First Midwest Bancorp. Inc.	2,575,881	41,008,026
First Northwest Bancorp.	220,741	3,443,560
First of Long Island Corp. (The)	530,703	9,473,049
First Savings Financial Group Inc.	41,702	2,710,630
First United Corp.	147,483	2,285,987
First Western Financial Inc.(a)(b)	118,816	2,325,229
Flushing Financial Corp.	664,454	11,056,515
FNCB Bancorp Inc.	396,211	2,535,750
Franklin Financial Services Corp.	113,945	3,079,933
Fulton Financial Corp.	3,794,659	48,268,062
FVCBankcorp Inc.(a)(b)	280,704	4,126,349
German American Bancorp. Inc.	586,778	19,416,484

Security	Shares	Value

Banks (continued)
Glacier Bancorp. Inc.	2,257,866	$103,884,415
Great Southern Bancorp. Inc.	256,073	12,521,970
Great Western Bancorp. Inc.(b)	1,222,577	25,551,859
Guaranty Bancshares Inc./TX	190,494	5,705,295
Hancock Whitney Corp.	2,035,056	69,232,605
Hanmi Financial Corp.	640,061	7,258,292
Harborone Bancorp Inc.(a)	1,265,696	13,745,459
Hawthorn Bancshares Inc.	159,004	3,482,188
HBT Financial Inc.	249,518	3,780,198
Heartland Financial USA Inc.	823,434	33,242,031
Heritage Commerce Corp.	1,365,989	12,116,322
Heritage Financial Corp./WA	802,019	18,759,224
Hilltop Holdings Inc.	1,731,116	47,623,001
Home BancShares Inc./AR.	3,657,523	71,248,548
HomeTrust Bancshares Inc.	393,836	7,604,973
Hope Bancorp Inc.	2,653,904	28,954,093
Horizon Bancorp Inc./IN.	1,016,693	16,124,751
Howard Bancorp. Inc.(a)(b)	290,257	3,427,935
Independent Bank Corp.	743,309	54,291,289
Independent Bank Corp./MI	507,562	9,374,670
Independent Bank Group Inc.	887,952	55,514,759
International Bancshares Corp.	1,272,510	47,642,774
Investar Holding Corp.	248,069	4,103,061
Investors Bancorp. Inc.	5,482,170	57,891,715
Lakeland Bancorp. Inc.	1,173,950	14,909,165
Lakeland Financial Corp.	598,310	32,057,450
Landmark Bancorp. Inc./Manhattan KS	70,373	1,608,023
LCNB Corp.	318,744	4,682,349
Level One Bancorp. Inc.	114,020	2,306,625
Limestone Bancorp. Inc.(a)	109,390	1,373,938
Live Oak Bancshares Inc.(b)	688,716	32,686,461
Macatawa Bank Corp.	664,628	5,562,936
Mackinac Financial Corp.	256,641	3,274,739
MainStreet Bancshares Inc.(a)	164,509	2,781,847
Mercantile Bank Corp.	372,949	10,133,024
Meridian Corp.	99,986	2,079,709
Metrocity Bankshares Inc.	434,931	6,271,705
Metropolitan Bank Holding Corp.(a)(b)	176,875	6,415,256
Mid Penn Bancorp. Inc.	159,621	3,495,700
Middlefield Banc Corp.	131,076	2,949,210
Midland States Bancorp. Inc.	498,017	8,899,564
MidWestOne Financial Group Inc.	361,089	8,846,680
MVB Financial Corp.	250,341	5,677,734
National Bank Holdings Corp., Class A.	651,335	21,337,735
National Bankshares Inc.	162,763	5,096,110
NBT Bancorp. Inc.	949,127	30,466,977
Nicolet Bankshares Inc.(a)(b)	219,088	14,536,489
Northeast Bank(a)(b)	160,561	3,615,834
Northrim Bancorp. Inc.	150,021	5,093,213
Norwood Financial Corp.	136,500	3,572,205
Oak Valley Bancorp.	188,361	3,130,560
OceanFirst Financial Corp.	1,435,137	26,736,602
OFG Bancorp.	1,104,474	20,476,948
Ohio Valley Banc Corp.	98,848	2,332,813
Old National Bancorp./IN.	3,593,889	59,514,802
Old Second Bancorp. Inc.	725,756	7,330,136
Origin Bancorp Inc.(b)	517,077	14,359,228
Orrstown Financial Services Inc.	268,346	4,441,126
Pacific Premier Bancorp. Inc.	1,874,933	58,741,651
Park National Corp.	340,367	35,741,939

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Parke Bancorp. Inc.	263,641	$4,112,800
Partners Bancorp.	159,005	1,033,533
PCB Bancorp.	331,917	3,355,681
Peapack Gladstone Financial Corp.	440,950	10,036,022
Penns Woods Bancorp. Inc.	183,104	4,762,535
Peoples Bancorp. Inc./OH.	433,090	11,732,408
Peoples Bancorp. of North Carolina Inc.	104,960	2,416,179
Peoples Financial Services Corp.	176,730	6,496,595
Plumas Bancorp.	101,566	2,386,801
Preferred Bank/Los Angeles CA	330,232	16,666,809
Premier Financial Bancorp. Inc.	346,507	4,605,078
Professional Holding Corp., Class A(a)(b)	226,832	3,500,018
QCR Holdings Inc.(b)	343,131	13,584,556
RBB Bancorp.	414,866	6,380,639
Red River Bancshares Inc.(b)	116,704	5,782,683
Reliant Bancorp Inc.	372,877	6,942,970
Renasant Corp.	1,239,088	41,732,484
Republic Bancorp. Inc./KY, Class A	242,273	8,738,787
Republic First Bancorp. Inc.(a)(b)	1,092,804	3,114,491
Richmond Mutual Bancorp. Inc.	309,793	4,231,772
S&T Bancorp. Inc.	874,738	21,728,492
Salisbury Bancorp. Inc.	57,985	2,161,101
Sandy Spring Bancorp. Inc.	1,092,266	35,160,043
SB Financial Group Inc.	150,454	2,750,299
Seacoast Banking Corp. of Florida(a)(b)	1,197,384	35,262,959
Select Bancorp. Inc.(a)(b)	382,281	3,620,201
ServisFirst Bancshares Inc.(b)	1,163,618	46,882,169
Shore Bancshares Inc.	339,094	4,950,772
Sierra Bancorp.	355,218	8,496,815
Silvergate Capital Corp., Class A(a)(b)	382,581	28,429,594
Simmons First National Corp., Class A.	2,286,620	49,368,126
SmartFinancial Inc.	293,856	5,330,548
South Plains Financial Inc.	238,235	4,514,553
South State Corp.	1,645,756	118,988,159
Southern First Bancshares Inc.(a)	164,355	5,809,949
Southern National Bancorp. of Virginia Inc.	509,617	6,171,462
Southside Bancshares Inc.	752,607	23,353,395
Spirit of Texas Bancshares Inc.	321,849	5,407,063
Stock Yards Bancorp. Inc.	479,625	19,415,220
Summit Financial Group Inc.	254,256	5,613,972
Texas Capital Bancshares Inc.(a)(b)	1,208,269	71,892,005
Tompkins Financial Corp.	335,573	23,691,454
TowneBank/Portsmouth VA	1,587,251	37,268,653
TriCo Bancshares	630,067	22,228,764
TriState Capital Holdings Inc.(a)	668,496	11,631,830
Triumph Bancorp. Inc.(a)(b)	531,532	25,805,879
Trustmark Corp.	1,500,936	40,990,562
UMB Financial Corp.	1,034,035	71,338,075
United Bankshares Inc./WV	2,920,090	94,610,916
United Community Banks Inc./GA	1,659,960	47,209,262
United Security Bancshares/Fresno CA.	391,329	2,758,869
Unity Bancorp. Inc.	190,696	3,346,715
Univest Financial Corp.	688,174	14,162,621
Valley National Bancorp.	9,487,042	92,498,659
Veritex Holdings Inc.	1,065,870	27,350,224
Washington Trust Bancorp. Inc.	410,960	18,411,008
WesBanco Inc.	1,556,332	46,627,707
West Bancorp. Inc.	402,685	7,771,821
Westamerica Bancorp.	580,871	32,116,358

		4,488,192,984

Security	Shares	Value

Beverages — 0.3%
Celsius Holdings Inc.(a)(b)	839,610	$42,240,779
Coca-Cola Consolidated Inc.(b)	110,504	29,423,900
MGP Ingredients Inc.(b)	298,191	14,032,868
National Beverage Corp.(b)	277,883	23,592,267
NewAge Inc.(a)	2,250,559	5,918,970
Primo Water Corp.(b)	3,669,641	57,539,971

		172,748,755

Biotechnology — 11.2%
89bio Inc.(a)(b)	190,007	4,630,471
Abeona Therapeutics Inc.(a)(b)	1,426,003	2,238,825
ADMA Biologics Inc.(a)(b)	1,455,907	2,839,019
Adverum Biotechnologies Inc.(a)(b)	2,090,091	22,656,586
Aeglea BioTherapeutics Inc.(a)	999,813	7,868,528
Affimed NV(a)	1,946,016	11,325,813
Agenus Inc.(a)(b)	3,712,161	11,804,672
Akebia Therapeutics Inc.(a)(b)	3,486,289	9,761,609
Akero Therapeutics Inc.(a)(b)	317,268	8,185,514
Akouos Inc.(a)(b)	341,031	6,762,645
Albireo Pharma Inc.(a)(b)	393,747	14,769,450
Alector Inc.(a)(b)	1,091,165	16,509,326
Aligos Therapeutics Inc.(a)(b)	225,038	6,222,301
Allakos Inc.(a)(b)	614,195	85,987,300
Allogene Therapeutics Inc.(a)(b)	1,266,641	31,970,019
Allovir Inc.(a)(b)	423,229	16,268,923
ALX Oncology Holdings Inc.(a)(b)	228,053	19,658,169
Amicus Therapeutics Inc.(a)(b)	6,036,995	139,394,215
AnaptysBio Inc.(a)(b)	510,450	10,974,675
Anavex Life Sciences Corp.(a)(b)	1,245,537	6,725,900
Anika Therapeutics Inc.(a)(b)	333,758	15,105,887
Annexon Inc.(a)	347,084	8,687,513
Apellis Pharmaceuticals Inc.(a)(b)	1,417,484	81,080,085
Applied Genetic Technologies Corp./DE(a)	562,850	2,302,057
Applied Molecular Transport Inc.(a)(b)	295,205	9,083,458
Applied Therapeutics Inc.(a)(b)	317,141	6,980,273
Aprea Therapeutics Inc.(a)(b)	176,564	868,695
Aptinyx Inc.(a)	740,834	2,563,286
Aravive Inc.(a)(b)	284,467	1,604,394
Arcturus Therapeutics Holdings Inc.(a)(b)	514,104	22,301,832
Arcus Biosciences Inc.(a)(b)	995,723	25,848,969
Arcutis Biotherapeutics Inc.(a)(b)	481,738	13,551,290
Ardelyx Inc.(a)(b)	1,715,320	11,098,120
Arena Pharmaceuticals Inc.(a)(b)	1,366,031	104,952,162
Arrowhead Pharmaceuticals Inc.(a)(b)	2,356,401	180,806,649
Assembly Biosciences Inc.(a)(b)	738,662	4,468,905
Atara Biotherapeutics Inc.(a)	1,772,443	34,793,056
Athenex Inc.(a)(b)	1,647,556	18,221,969
Athersys Inc.(a)(b)	4,006,530	7,011,427
Atreca Inc., Class A(a)(b)	655,524	10,586,713
AVEO Pharmaceuticals Inc.(a)(b)	493,031	2,844,789
Avid Bioservices Inc.(a)(b)	1,366,512	15,769,548
Avidity Biosciences Inc.(a)	396,593	10,121,053
Avrobio Inc.(a)(b)	738,651	10,296,795
Axcella Health Inc.(a)(b)	320,711	1,664,490
Beam Therapeutics Inc.(a)(b)	941,516	76,865,366
Beyondspring Inc.(a)	325,522	3,971,368
BioCryst Pharmaceuticals Inc.(a)(b)	4,155,865	30,961,194
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	1,130,139	96,864,214
Bioxcel Therapeutics Inc.(a)(b)	299,865	13,853,763
Black Diamond Therapeutics Inc.(a)(b)	439,308	14,079,821
Blueprint Medicines Corp.(a)(b)	1,299,071	145,690,813

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
BrainStorm Cell Therapeutics Inc.(a)(b)	670,455	$3,033,809
Bridgebio Pharma Inc.(a)(b)	1,709,351	121,551,950
C4 Therapeutics Inc.(a)	258,178	8,553,437
Cabaletta Bio Inc.(a)(b)	296,901	3,705,324
Calithera Biosciences Inc.(a)(b)	1,566,083	7,689,468
Calyxt Inc.(a)(b)	296,538	1,251,390
CareDx Inc.(a)(b)	1,126,107	81,586,452
CASI Pharmaceuticals Inc.(a)(b)	1,297,050	3,826,298
Catabasis Pharmaceutical Inc.(a)(b)	426,055	911,758
Catalyst Biosciences Inc.(a)	495,044	3,123,728
Catalyst Pharmaceuticals Inc.(a)(b)	2,252,156	7,522,201
Cellular Biomedicine Group Inc.(a)	314,783	5,785,712
CEL-SCI Corp.(a)(b)	796,376	9,285,744
Centogene NV(a)	183,768	1,981,019
Checkmate Pharmaceuticals Inc.(a)	106,101	1,548,014
Checkpoint Therapeutics Inc.(a)(b)	1,046,277	2,772,634
ChemoCentryx Inc.(a)	1,165,576	72,172,466
Chimerix Inc.(a)(b)	1,135,761	5,485,726
Chinook Therapeutics Inc.(a)	331,143	5,251,928
Cidara Therapeutics Inc.(a)(b)	757,136	1,514,272
Clovis Oncology Inc.(a)(b)	1,952,527	9,372,130
Codiak Biosciences Inc.(a)	118,251	3,819,507
Cohbar Inc.(a)(b)	448,062	600,403
Coherus Biosciences Inc.(a)(b)	1,392,093	24,194,576
Concert Pharmaceuticals Inc.(a)(b)	682,094	8,621,668
Constellation Pharmaceuticals Inc.(a)(b)	726,392	20,920,090
ContraFect Corp.(a)(b)	547,845	2,766,617
Corbus Pharmaceuticals Holdings Inc.(a)(b)	1,872,014	2,340,018
Cortexyme Inc.(a)(b)	376,454	10,457,892
Crinetics Pharmaceuticals Inc.(a)(b)	660,009	9,312,727
Cue Biopharma Inc.(a)(b)	676,975	8,468,957
Cyclerion Therapeutics Inc.(a)(b)	533,388	1,632,167
Cytokinetics Inc.(a)(b)	1,568,873	32,601,181
CytomX Therapeutics Inc.(a)(b)	1,074,159	7,035,741
Deciphera Pharmaceuticals Inc.(a)(b)	891,993	50,906,041
Denali Therapeutics Inc.(a)(b)	1,476,910	123,705,982
Dermtech Inc.(a)(b)	188,867	6,126,845
Dicerna Pharmaceuticals Inc.(a)	1,559,578	34,357,503
Dyadic International Inc.(a)(b)	458,270	2,465,493
Dynavax Technologies Corp.(a)(b)	2,495,771	11,106,181
Dyne Therapeutics Inc.(a)(b)	316,169	6,639,549
Eagle Pharmaceuticals Inc./DE(a)(b)	244,406	11,381,987
Editas Medicine Inc.(a)(b)	1,474,128	103,351,114
Eidos Therapeutics Inc.(a)(b)	256,621	33,766,191
Eiger BioPharmaceuticals Inc.(a)	689,282	8,471,276
Emergent BioSolutions Inc.(a)(b)	1,065,287	95,449,715
Enanta Pharmaceuticals Inc.(a)	447,925	18,857,642
Enochian Biosciences Inc.(a)(b)	324,885	958,411
Epizyme Inc.(a)(b)	2,094,717	22,748,627
Esperion Therapeutics Inc.(a)(b)	607,874	15,804,724
Evelo Biosciences Inc.(a)(b)	406,865	4,918,998
Exicure Inc.(a)	1,343,420	2,377,853
Fate Therapeutics Inc.(a)(b)	1,681,873	152,932,712
Fennec Pharmaceuticals Inc.(a)(b)	507,425	3,780,316
FibroGen Inc.(a)(b)	1,977,753	73,354,859
Five Prime Therapeutics Inc.(a)(b)	727,027	12,366,729
Flexion Therapeutics Inc.(a)(b)	1,073,128	12,383,897
Foghorn Therapeutics Inc.(a)(b)	157,146	3,185,349
Forma Therapeutics Holdings Inc.(a)(b)	401,968	14,028,683
Fortress Biotech Inc.(a)(b)	1,453,715	4,608,277

Security	Shares	Value

Biotechnology (continued)
Frequency Therapeutics Inc.(a)(b)	595,206	$20,986,964
G1 Therapeutics Inc.(a)(b)	801,584	14,420,496
Galectin Therapeutics Inc.(a)(b)	977,900	2,190,496
Galera Therapeutics Inc.(a)	183,208	1,874,218
Generation Bio Co.(a)(b)	287,821	8,159,725
Genprex Inc.(a)(b)	703,241	2,918,450
Geron Corp.(a)(b)	6,732,746	10,705,066
GlycoMimetics Inc.(a)	818,953	3,079,263
Gossamer Bio Inc.(a)(b)	1,330,296	12,863,962
Gritstone Oncology Inc.(a)(b)	705,542	2,779,835
Halozyme Therapeutics Inc.(a)(b)	3,123,819	133,418,309
Harpoon Therapeutics Inc.(a)(b)	242,370	4,025,766
Heron Therapeutics Inc.(a)(b)	2,059,983	43,599,540
Homology Medicines Inc.(a)(b)	809,320	9,137,223
Hookipa Pharma Inc.(a)(b)	278,325	3,086,624
iBio Inc.(a)(b)	4,073,336	4,277,003
Ideaya Biosciences Inc.(a)	365,072	5,111,008
IGM Biosciences Inc.(a)(b)	172,497	15,229,760
Immunic Inc.(a)(b)	127,269	1,945,943
ImmunoGen Inc.(a)(b)	4,319,555	27,861,130
Immunovant Inc.(a)(b)	879,407	40,619,809
Inhibrx Inc.(a)(b)	179,898	5,931,237
Inovio Pharmaceuticals Inc.(a)(b)	3,748,452	33,173,800
Inozyme Pharma Inc.(a)(b)	186,762	3,854,768
Insmed Inc.(a)(b)	2,376,684	79,119,810
Intellia Therapeutics Inc.(a)(b)	1,177,089	64,033,642
Intercept Pharmaceuticals Inc.(a)(b)	611,482	15,103,605
Invitae Corp.(a)(b)	2,710,008	113,305,434
Ironwood Pharmaceuticals Inc.(a)(b)	3,741,607	42,616,904
iTeos Therapeutics Inc.(a)(b)	252,074	8,525,143
IVERIC bio Inc.(a)(b)	1,956,734	13,521,032
Jounce Therapeutics Inc.(a)(b)	384,338	2,690,366
Kadmon Holdings Inc.(a)(b)	4,052,755	16,818,933
KalVista Pharmaceuticals Inc.(a)(b)	337,428	6,407,758
Karuna Therapeutics Inc.(a)(b)	371,333	37,723,719
Karyopharm Therapeutics Inc.(a)(b)	1,649,704	25,537,418
Keros Therapeutics Inc.(a)(b)	301,757	21,285,939
Kezar Life Sciences Inc.(a)(b)	620,209	3,237,491
Kindred Biosciences Inc.(a)(b)	948,172	4,086,621
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	650,126	11,487,726
Kodiak Sciences Inc.(a)(b)	756,993	111,209,842
Kronos Bio Inc.(a)(b)	330,138	9,861,222
Krystal Biotech Inc.(a)(b)	318,113	19,086,780
Kura Oncology Inc.(a)(b)	1,451,235	47,397,335
Kymera Therapeutics Inc.(a)(b)	241,310	14,961,220
La Jolla Pharmaceutical Co.(a)(b)	476,132	1,847,392
Lexicon Pharmaceuticals Inc.(a)(b)	968,055	3,310,748
Ligand Pharmaceuticals Inc.(a)(b)	344,712	34,281,608
LogicBio Therapeutics Inc.(a)	353,919	2,700,402
MacroGenics Inc.(a)(b)	1,300,323	29,725,384
Madrigal Pharmaceuticals Inc.(a)(b)	205,956	22,896,129
Magenta Therapeutics Inc.(a)(b)	475,533	3,728,179
MannKind Corp.(a)(b)	5,299,412	16,587,160
Marker Therapeutics Inc.(a)(b)	626,889	908,989
MediciNova Inc.(a)(b)	1,030,040	5,418,010
MEI Pharma Inc.(a)(b)	2,369,764	6,256,177
MeiraGTx Holdings PLC(a)(b)	482,763	7,309,032
Mersana Therapeutics Inc.(a)(b)	1,255,328	33,404,278
Metacrine Inc.(a)(b)	124,968	982,248
Minerva Neurosciences Inc.(a)(b)	794,792	1,859,813

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Mirati Therapeutics Inc.(a)(b)	1,007,438	$221,273,682
Mirum Pharmaceuticals Inc.(a)(b)	143,134	2,499,120
Molecular Templates Inc.(a)	619,631	5,818,335
Morphic Holding Inc.(a)(b)	326,884	10,966,958
Mustang Bio Inc.(a)(b)	1,124,867	4,257,622
Myriad Genetics Inc.(a)(b)	1,671,424	33,052,410
NantKwest Inc.(a)(b)	763,382	10,175,882
Natera Inc.(a)(b)	1,781,178	177,262,835
Neoleukin Therapeutics Inc.(a)(b)	753,122	10,619,020
NeuBase Therapeutics Inc.(a)(b)	406,865	2,843,986
NeuroBo Pharmaceuticals Inc.(a)	81,661	428,720
NextCure Inc.(a)(b)	361,411	3,939,380
Nkarta Inc.(a)(b)	385,318	23,685,497
Novavax Inc.(a)(b)	1,447,137	161,370,247
Nurix Therapeutics Inc.(a)(b)	261,759	8,606,636
Nymox Pharmaceutical Corp.(a)(b)	760,227	1,885,363
Oncocyte Corp.(a)(b)	1,404,811	3,357,498
Oncorus Inc.(a)(b)	143,326	4,633,730
Oncternal Therapeutics Inc.(b)(c)	13,273	27,210
OPKO Health Inc.(a)(b)	9,346,132	36,917,221
Organogenesis Holdings Inc.(a)	442,590	3,332,703
Orgenesis Inc.(a)	386,831	1,740,740
ORIC Pharmaceuticals Inc.(a)(b)	528,421	17,887,051
Ovid therapeutics Inc.(a)(b)	965,109	2,229,402
Oyster Point Pharma Inc.(a)(b)	132,844	2,500,124
Pandion Therapeutics Inc.(a)(b)	171,304	2,543,864
Passage Bio Inc.(a)(b)	571,157	14,604,484
PDL BioPharma Inc.(a)(b)	11,853	29,277
PhaseBio Pharmaceuticals Inc.(a)(b)	403,223	1,354,829
Pieris Pharmaceuticals Inc.(a)(b)	1,280,827	3,202,068
PMV Pharmaceuticals Inc.(a)(b)	320,538	19,716,292
Poseida Therapeutics Inc.(a)(b)	310,844	3,409,959
Praxis Precision Medicines Inc.(a)(b)	264,885	14,573,973
Precigen Inc.(a)	1,666,875	17,002,125
Precision BioSciences Inc.(a)(b)	1,101,514	9,186,627
Prelude Therapeutics Inc.(a)(b)	219,708	15,720,107
Prevail Therapeutics Inc.(a)	357,278	8,242,403
Protagonist Therapeutics Inc.(a)	737,528	14,868,564
Protara Therapeutics Inc.(a)(b)	82,173	1,989,408
Prothena Corp. PLC(a)(b)	743,776	8,932,750
PTC Therapeutics Inc.(a)(b)	1,452,717	88,659,319
Puma Biotechnology Inc.(a)(b)	748,310	7,677,661
Radius Health Inc.(a)(b)	1,092,800	19,517,408
Rapt Therapeutics Inc.(a)(b)	266,235	5,258,141
REGENXBIO Inc.(a)	803,324	36,438,777
Relay Therapeutics Inc.(a)(b)	768,078	31,921,322
Replimune Group Inc.(a)(b)	557,205	21,257,371
REVOLUTION Medicines Inc.(a)(b)	914,797	36,216,813
Rhythm Pharmaceuticals Inc.(a)(b)	790,917	23,513,962
Rigel Pharmaceuticals Inc.(a)(b)	4,088,088	14,308,308
Rocket Pharmaceuticals Inc.(a)(b)	808,599	44,343,569
Rubius Therapeutics Inc.(a)(b)	872,761	6,624,256
Sangamo Therapeutics Inc.(a)(b)	2,705,058	42,212,430
Savara Inc.(a)	1,116,898	1,284,433
Scholar Rock Holding Corp.(a)	598,011	29,021,474
Selecta Biosciences Inc.(a)(b)	1,586,755	4,807,868
Seres Therapeutics Inc.(a)(b)	1,295,597	31,742,126
Shattuck Labs Inc.(a)(b)	311,117	16,305,642
Soleno Therapeutics Inc.(a)	1,322,902	2,553,201
Solid Biosciences Inc.(a)	606,281	4,595,610

Security	Shares	Value

Biotechnology (continued)
Sorrento Therapeutics Inc.(a)(b)	5,849,632	$39,923,738
Spectrum Pharmaceuticals Inc.(a)(b)	3,382,135	11,533,080
Spero Therapeutics Inc.(a)(b)	468,313	9,080,589
SpringWorks Therapeutics Inc.(a)(b)	562,563	40,797,069
Spruce Biosciences Inc.(a)(b)	151,207	3,675,842
SQZ Biotechnologies Co.(a)	97,651	2,829,926
Stoke Therapeutics Inc.(a)(b)	292,081	18,088,576
Sutro Biopharma Inc.(a)(b)	650,312	14,118,274
Syndax Pharmaceuticals Inc.(a)(b)	647,156	14,392,749
Syros Pharmaceuticals Inc.(a)(b)	992,784	10,771,706
Taysha Gene Therapies Inc.(a)(b)	189,192	5,021,156
TCR2 Therapeutics Inc.(a)(b)	594,298	18,381,637
TG Therapeutics Inc.(a)(b)	2,716,137	141,293,447
Translate Bio Inc.(a)(b)	1,613,655	29,739,662
Travere Therapeutics, Inc.(a)(b)	1,152,135	31,401,439
Turning Point Therapeutics Inc.(a)(b)	881,215	107,376,048
Twist Bioscience Corp.(a)(b)	768,714	108,611,601
Tyme Technologies Inc.(a)(b)	1,667,844	2,034,770
Ultragenyx Pharmaceutical Inc.(a)(b)	1,474,114	204,061,601
UNITY Biotechnology Inc.(a)(b)	794,591	4,163,657
UroGen Pharma Ltd.(a)(b)	465,834	8,394,329
Vanda Pharmaceuticals Inc.(a)(b)	1,302,789	17,118,647
Vaxart Inc.(a)(b)	1,231,321	7,030,843
Vaxcyte Inc.(a)(b)	432,576	11,493,544
VBI Vaccines Inc.(a)(b)	4,213,069	11,585,940
Veracyte Inc.(a)(b)	1,346,111	65,878,672
Verastem Inc.(a)(b)	4,072,693	8,674,836
Vericel Corp.(a)(b)	1,080,482	33,365,284
Viela Bio Inc.(a)(b)	509,203	18,316,032
Viking Therapeutics Inc.(a)(b)	1,570,394	8,841,318
Vir Biotechnology Inc.(a)(b)	1,276,639	34,188,392
Voyager Therapeutics Inc.(a)(b)	624,754	4,466,991
vTv Therapeutics Inc., Class A(a)(b)	176,563	328,407
X4 Pharmaceuticals Inc.(a)(b)	363,827	2,339,408
XBiotech Inc.(a)(b)	343,990	5,383,444
Xencor Inc.(a)(b)	1,304,293	56,906,304
XOMA Corp.(a)	135,549	5,981,777
Y-mAbs Therapeutics Inc.(a)(b)	718,980	35,596,700
Zentalis Pharmaceuticals Inc.(a)(b)	681,072	35,374,880
ZIOPHARM Oncology Inc.(a)(b)	4,929,507	12,422,358

		6,548,602,222

Building Products — 1.5%
AAON Inc.(b)	963,262	64,182,147
Advanced Drainage Systems Inc.(b)	1,327,353	110,940,164
Alpha Pro Tech Ltd.(a)(b)	298,049	3,323,246
American Woodmark Corp.(a)(b)	395,188	37,088,394
Apogee Enterprises Inc.	616,743	19,538,418
Builders FirstSource Inc.(a)	2,712,195	110,684,678
Caesarstone Ltd.	521,928	6,727,652
Cornerstone Building Brands Inc.(a)(b)	1,049,360	9,738,061
CSW Industrials Inc.	321,386	35,966,307
Gibraltar Industries Inc.(a)(b)	764,558	55,002,302
Griffon Corp.	1,023,732	20,863,658
Insteel Industries Inc.	455,915	10,153,227
JELD-WEN Holding Inc.(a)(b)	1,598,823	40,546,151
Masonite International Corp.(a)(b)	571,475	56,198,851
PGT Innovations Inc.(a)	1,343,047	27,317,576
Quanex Building Products Corp.	768,922	17,047,001
Resideo Technologies Inc.(a)	3,308,537	70,339,497
Simpson Manufacturing Co. Inc.	1,021,606	95,469,081

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
UFP Industries Inc.	1,402,723	$77,921,263

		869,047,674

Capital Markets — 1.6%
Artisan Partners Asset Management Inc., Class A	1,297,200	65,301,048
Assetmark Financial Holdings Inc.(a)	394,509	9,547,118
Associated Capital Group Inc., Class A	38,941	1,367,608
B. Riley Financial Inc.	465,266	20,574,063
BGC Partners Inc., Class A	7,281,762	29,127,048
Blucora Inc.(a)	1,128,514	17,954,658
BrightSphere Investment Group Inc.	1,470,982	28,360,533
Cohen & Steers Inc.	575,600	42,767,080
Cowen Inc., Class A(b)	604,692	15,715,945
Diamond Hill Investment Group Inc.	73,257	10,935,072
Donnelley Financial Solutions Inc.(a)	718,417	12,191,536
Federated Hermes Inc.	2,265,139	65,439,866
Focus Financial Partners Inc., Class A(a)(b)	740,220	32,199,570
GAMCO Investors Inc., Class A	131,261	2,328,570
Greenhill & Co. Inc.	356,143	4,323,576
Hamilton Lane Inc., Class A	765,477	59,745,480
Houlihan Lokey Inc.	1,223,575	82,260,947
Moelis & Co., Class A	1,265,526	59,175,996
Oppenheimer Holdings Inc., Class A, NVS	224,035	7,041,420
Piper Sandler Cos.	412,026	41,573,423
PJT Partners Inc., Class A(b)	550,067	41,392,542
Pzena Investment Management Inc., Class A	414,729	3,027,522
Safeguard Scientifics Inc.(a)	544,994	3,477,062
Sculptor Capital Management Inc.	457,383	6,952,222
Siebert Financial Corp.(a)(b)	164,677	691,643
Silvercrest Asset Management Group Inc., Class A	229,550	3,188,449
StepStone Group Inc., Class A(a)(b)	451,021	17,950,636
Stifel Financial Corp.	2,371,081	119,644,747
StoneX Group Inc.(a)	396,992	22,985,837
Value Line Inc.	25,371	836,482
Virtus Investment Partners Inc.	172,844	37,507,148
Waddell & Reed Financial Inc., Class A	1,443,867	36,775,292
Westwood Holdings Group Inc.	214,795	3,114,528
WisdomTree Investments Inc.	3,277,438	17,534,293

		923,008,960

Chemicals — 1.7%
Advanced Emissions Solutions Inc.	380,838	2,094,609
AdvanSix Inc.(a)(b)	658,586	13,165,134
AgroFresh Solutions Inc.(a)(b)	612,937	1,391,367
American Vanguard Corp.	685,154	10,633,590
Amyris Inc.(a)(b)	2,464,958	15,221,116
Avient Corp.	2,142,602	86,304,009
Balchem Corp.	754,407	86,922,774
Chase Corp.	172,445	17,418,669
Ferro Corp.(a)(b)	1,927,516	28,199,559
FutureFuel Corp.	635,892	8,075,828
GCP Applied Technologies Inc.(a)	1,150,198	27,202,183
Hawkins Inc.	235,878	12,338,778
HB Fuller Co.	1,206,563	62,596,488
Ingevity Corp.(a)	973,137	73,695,665
Innospec Inc.	580,591	52,677,021
Intrepid Potash Inc.(a)(b)	249,771	6,031,970
Koppers Holdings Inc.(a)	498,585	15,535,909
Kraton Corp.(a)(b)	732,287	20,350,256
Kronos Worldwide Inc.	545,202	8,128,962
Livent Corp.(a)(b)	3,443,813	64,881,437

Security	Shares	Value

Chemicals (continued)
Marrone Bio Innovations Inc.(a)(b)	1,211,939	$1,514,924
Minerals Technologies Inc.(b)	795,293	49,403,601
Orion Engineered Carbons SA	1,419,099	24,323,357
PQ Group Holdings Inc.	895,626	12,771,627
Quaker Chemical Corp.(b)	312,113	79,086,313
Rayonier Advanced Materials Inc.(a)	1,435,628	9,360,295
Sensient Technologies Corp.	1,001,050	73,847,458
Stepan Co.	506,052	60,382,125
Trecora Resources(a)	509,077	3,558,448
Tredegar Corp.	611,689	10,215,206
Trinseo SA	898,304	46,002,148
Tronox Holdings PLC, Class A(a)	2,090,194	30,558,636

		1,013,889,462

Commercial Services & Supplies — 1.9%
ABM Industries Inc.	1,573,616	59,545,629
ACCO Brands Corp.	2,152,602	18,189,487
Brady Corp., Class A, NVS	1,119,595	59,137,008
BrightView Holdings Inc.(a)(b)	969,639	14,660,942
Brink’s Co. (The)(b)	1,154,701	83,138,472
Casella Waste Systems Inc., Class A(a)(b)	1,149,601	71,217,782
CECO Environmental Corp.(a)(b)	781,606	5,439,978
Cimpress PLC(a)(b)	416,672	36,558,801
CompX International Inc.	40,094	570,538
Covanta Holding Corp.	2,776,347	36,453,436
Deluxe Corp.	974,829	28,465,007
Ennis Inc.	624,390	11,145,362
Harsco Corp.(a)(b)	1,833,289	32,962,536
Healthcare Services Group Inc.	1,752,555	49,246,795
Heritage-Crystal Clean Inc.(a)	357,317	7,528,669
Herman Miller Inc.	1,384,243	46,787,413
HNI Corp.	1,000,455	34,475,679
IBEX Holdings Ltd.(a)(b)	115,488	2,159,626
Interface Inc.	1,353,683	14,213,671
KAR Auction Services Inc.	3,065,828	57,055,059
Kimball International Inc., Class B	827,827	9,892,533
Knoll Inc.	1,205,600	17,698,208
Matthews International Corp., Class A	712,350	20,943,090
McGrath RentCorp.	567,469	38,077,170
Montrose Environmental Group Inc.(a)(b)	253,414	7,845,697
NL Industries Inc.	201,912	965,139
PICO Holdings Inc.(a)	407,265	3,807,928
Pitney Bowes Inc.	3,723,510	22,936,822
Quad/Graphics Inc.	812,415	3,103,425
SP Plus Corp.(a)(b)	538,577	15,527,175
Steelcase Inc., Class A	2,024,844	27,436,636
Team Inc.(a)(b)	703,072	7,663,485
Tetra Tech Inc.(b)	1,265,293	146,495,624
U.S. Ecology Inc.	737,495	26,793,193
UniFirst Corp./MA(b)	357,441	75,666,685
Viad Corp.	473,805	17,137,527
VSE Corp.	218,540	8,411,605

		1,119,353,832

Communications Equipment — 0.8%
Acacia Communications Inc.(a)	911,299	66,488,375
ADTRAN Inc.	1,123,959	16,600,875
Applied Optoelectronics Inc.(a)(b)	487,910	4,152,114
CalAmp Corp.(a)(b)	796,961	7,905,853
Calix Inc.(a)(b)	1,236,865	36,809,103
Cambium Networks Corp.(a)(b)	129,755	3,254,255

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Casa Systems Inc.(a)(b)	746,160	$4,603,807
Clearfield Inc.(a)	268,220	6,630,398
Comtech Telecommunications Corp.	591,305	12,234,101
Digi International Inc.(a)(b)	681,916	12,888,212
DZS Inc.(a)(b)	297,982	4,609,782
Extreme Networks Inc.(a)	2,842,615	19,585,617
Genasys Inc.(a)(b)	827,774	5,397,087
Harmonic Inc.(a)(b)	2,219,583	16,402,718
Infinera Corp.(a)(b)	3,840,054	40,243,766
Inseego Corp.(a)(b)	1,646,930	25,478,007
KVH Industries Inc.(a)	370,418	4,204,244
NETGEAR Inc.(a)(b)	701,081	28,484,921
NetScout Systems Inc.(a)(b)	1,666,579	45,697,596
PCTEL Inc.	408,367	2,682,971
Plantronics Inc.	809,504	21,880,893
Resonant Inc.(a)(b)	1,192,021	3,158,856
Ribbon Communications Inc.(a)(b)	1,622,454	10,643,298
Viavi Solutions Inc.(a)(b)	5,419,042	81,150,154

		481,187,003

Construction & Engineering — 1.4%
Aegion Corp.(a)(b)	704,637	13,381,057
Ameresco Inc., Class A(a)(b)	582,395	30,424,315
API Group Corp.(a)(b)(d)	3,288,315	59,682,917
Arcosa Inc.	1,140,897	62,669,472
Argan Inc.	347,244	15,448,886
Comfort Systems USA Inc.	850,051	44,763,686
Concrete Pumping Holdings Inc.(a)(b)	723,499	2,771,001
Construction Partners Inc., Class A(a)(b)	634,429	18,468,228
Dycom Industries Inc.(a)(b)	720,258	54,393,884
EMCOR Group Inc.	1,282,290	117,278,243
Fluor Corp.	3,303,326	52,754,116
Granite Construction Inc.	1,096,565	29,289,251
Great Lakes Dredge & Dock Corp.(a)(b)	1,484,520	19,551,128
HC2 Holdings Inc.(a)(b)	1,314,279	4,284,549
IES Holdings Inc.(a)(b)	187,897	8,650,778
MasTec Inc.(a)(b)	1,338,094	91,231,249
Matrix Service Co.(a)	636,750	7,016,985
MYR Group Inc.(a)	381,837	22,948,404
Northwest Pipe Co.(a)	226,523	6,410,601
NV5 Global Inc.(a)(b)	255,464	20,125,454
Primoris Services Corp.	1,124,518	31,047,942
Sterling Construction Co. Inc.(a)(b)	674,046	12,543,996
Tutor Perini Corp.(a)(b)	952,989	12,341,208
WillScot Mobile Mini Holdings Corp.(a)	3,762,177	87,169,641

		824,646,991

Construction Materials — 0.1%
Forterra Inc.(a)	667,580	11,479,038
Summit Materials Inc., Class A(a)(b)	2,685,441	53,923,656
U.S. Concrete Inc.(a)(b)	385,426	15,405,477
United State Lime & Minerals Inc.	45,174	5,149,836

		85,958,007

Consumer Finance — 0.8%
Atlanticus Holdings Corp.(a)	95,602	2,354,677
Curo Group Holdings Corp.	451,094	6,464,177
Encore Capital Group Inc.(a)(b)	732,405	28,527,175
Enova International Inc.(a)	812,571	20,127,384
EZCORP Inc., Class A, NVS(a)(b)	1,118,105	5,355,723
FirstCash Inc.	967,383	67,755,505
Green Dot Corp., Class A(a)(b)	1,188,259	66,304,852

Security	Shares	Value

Consumer Finance (continued)
LendingClub Corp.(a)(b)	1,679,508	$17,735,604
Navient Corp.	4,333,718	42,557,111
Nelnet Inc., Class A	404,838	28,840,659
Oportun Financial Corp.(a)	481,810	9,332,660
PRA Group Inc.(a)(b)	1,061,136	42,084,654
Prog Holdings Inc.	1,581,072	85,172,349
Regional Management Corp.	200,162	5,976,837
World Acceptance Corp.(a)(b)	103,397	10,569,241

		439,158,608

Containers & Packaging — 0.2%
Greif Inc., Class A, NVS	605,574	28,389,309
Greif Inc., Class B	139,261	6,737,447
Myers Industries Inc.	840,330	17,462,057
O-I Glass Inc.	3,670,163	43,674,940
Pactiv Evergreen Inc.(a)(b)	908,794	16,485,523
Ranpak Holdings Corp.(a)(b)	667,207	8,967,262
UFP Technologies Inc.(a)(b)	154,486	7,199,048

		128,915,586

Distributors — 0.1%
Core-Mark Holding Co. Inc.	1,049,377	30,820,202
Funko Inc., Class A(a)(b)	592,552	6,150,690
Greenlane Holdings Inc., Class A(a)(b)	318,893	1,262,816
Weyco Group Inc.	158,438	2,509,658

		40,743,366

Diversified Consumer Services — 0.6%
Adtalem Global Education Inc.(a)	1,239,708	42,088,087
American Public Education Inc.(a)(b)	340,180	10,368,686
Aspen Group Inc./CO(a)(b)	466,405	5,191,088
Carriage Services Inc.	388,150	12,156,858
Collectors Universe Inc.	220,207	16,603,608
Franchise Group Inc.(b)	511,022	15,560,620
Houghton Mifflin Harcourt Co.(a)(b)	2,496,234	8,312,459
Laureate Education Inc., Class A(a)(b)	2,516,355	36,638,129
OneSpaWorld Holdings Ltd.	1,084,149	10,993,271
Perdoceo Education Corp.(a)(b)	1,618,264	20,438,674
Regis Corp.(a)(b)	595,112	5,469,079
Strategic Education Inc.	566,026	53,959,258
Stride Inc.(a)(b)	940,857	19,974,394
Universal Technical Institute Inc.(a)	714,393	4,614,979
Vivint Smart Home Inc.(a)(b)	1,818,083	37,725,222
WW International Inc.(a)(b)	1,104,809	26,957,340

		327,051,752

Diversified Financial Services — 0.2%
Alerus Financial Corp.	335,527	9,183,374
A-Mark Precious Metals Inc.	107,399	2,754,784
Banco Latinoamericano de Comercio Exterior SA, Class E	725,739	11,488,448
Cannae Holdings Inc.(a)(b)	2,024,462	89,622,933
GWG Holdings Inc.(a)(b)	77,146	539,251
Marlin Business Services Corp.	254,609	3,116,414
SWK Holdings Corp.(a)(b)	66,666	959,324

		117,664,528

Diversified Telecommunication Services — 0.8%
Alaska Communications Systems Group Inc.	1,230,125	4,539,161
Anterix Inc.(a)(b)	256,590	9,647,784
ATN International Inc.	268,318	11,204,960
Bandwidth Inc., Class A(a)(b)	451,206	69,336,826
Cincinnati Bell Inc.(a)	1,127,111	17,222,256
Cogent Communications Holdings Inc.	997,791	59,737,747

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Consolidated Communications Holdings Inc.(a)	1,750,951	$8,562,151
IDT Corp., Class B(a)	449,533	5,556,228
Iridium Communications Inc.(a)(b)	2,757,133	108,424,255
Liberty Latin America Ltd., Class A(a)(b)	1,095,650	12,194,585
Liberty Latin America Ltd., Class C, NVS(a)(b)	3,619,748	40,143,005
Ooma Inc.(a)(b)	488,878	7,039,843
ORBCOMM Inc.(a)(b)	1,736,515	12,884,941
Vonage Holdings Corp.(a)	5,539,918	71,326,444

		437,820,186

Electric Utilities — 0.6%
ALLETE Inc.	1,237,453	76,647,839
Genie Energy Ltd., Class B	332,896	2,400,180
MGE Energy Inc.	856,977	60,014,099
Otter Tail Corp.	952,018	40,565,487
PNM Resources Inc.	1,860,540	90,292,006
Portland General Electric Co.	2,110,517	90,266,812
Spark Energy Inc., Class A	284,101	2,718,847

		362,905,270

Electrical Equipment — 1.7%
Allied Motion Technologies Inc.(b)	171,715	8,774,637
American Superconductor Corp.(a)(b)	622,302	14,574,313
Atkore International Group Inc.(a)(b)	1,110,047	45,634,032
AZZ Inc.	607,984	28,842,761
Bloom Energy Corp., Class A(a)(b)	2,081,067	59,643,380
Encore Wire Corp.	473,664	28,689,829
EnerSys	1,013,532	84,183,968
FuelCell Energy Inc.(a)(b)	6,778,763	75,718,783
LSI Industries Inc.	590,028	5,050,640
Orion Energy Systems Inc.(a)(b)	615,124	6,071,274
Plug Power Inc.(a)(b)	8,796,151	298,277,480
Powell Industries Inc.	221,923	6,544,509
Preformed Line Products Co.	70,039	4,793,469
Sunrun Inc.(a)(b)	3,527,817	244,759,943
Thermon Group Holdings Inc.(a)(b)	760,608	11,888,303
TPI Composites Inc.(a)(b)	725,396	38,286,401
Ultralife Corp.(a)	146,818	949,912
Vicor Corp.(a)(b)	453,080	41,783,038

		1,004,466,672

Electronic Equipment, Instruments & Components — 2.3%
Akoustis Technologies Inc.(a)(b)	761,146	9,308,816
Arlo Technologies Inc.(a)(b)	1,841,856	14,348,058
Badger Meter Inc.	683,791	64,317,381
Bel Fuse Inc., Class B, NVS	245,096	3,683,793
Belden Inc.	1,045,800	43,819,020
Benchmark Electronics Inc.	855,962	23,119,534
CTS Corp.(b)	743,594	25,527,582
Daktronics Inc.	952,925	4,459,689
ePlus Inc.(a)(b)	310,795	27,334,420
Fabrinet(a)	868,894	67,417,485
FARO Technologies Inc.(a)(b)	417,816	29,510,344
Fitbit Inc., Class A(a)	5,819,183	39,570,444
II-VI Inc.(a)(b)	2,407,383	182,864,813
Insight Enterprises Inc.(a)(b)	815,179	62,026,970
Intellicheck Inc.(a)(b)	440,668	5,025,819
Iteris Inc.(a)(b)	939,370	5,307,440
Itron Inc.(a)(b)	945,990	90,720,441
Kimball Electronics Inc.(a)(b)	571,594	9,139,788
Knowles Corp.(a)(b)	2,105,619	38,806,558
Luna Innovations Inc.(a)(b)	723,892	7,152,053

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Methode Electronics Inc.	858,406	$32,859,782
MTS Systems Corp.(b)	457,898	26,631,348
Napco Security Technologies Inc.(a)(b)	280,072	7,343,488
nLight Inc.(a)(b)	825,778	26,961,652
Novanta Inc.(a)	802,504	94,872,023
OSI Systems Inc.(a)(b)	394,029	36,731,383
PAR Technology Corp.(a)(b)	443,905	27,872,795
PC Connection Inc.	263,654	12,468,198
Plexus Corp.(a)(b)	672,924	52,629,386
Powerfleet Inc.(a)(b)	600,793	4,463,892
Research Frontiers Inc.(a)(b)	602,052	1,691,766
Rogers Corp.(a)(b)	437,338	67,914,218
Sanmina Corp.(a)(b)	1,507,525	48,074,972
ScanSource Inc.(a)	593,043	15,644,474
TTM Technologies Inc.(a)(b)	2,379,352	32,823,161
Vishay Intertechnology Inc.	3,169,187	65,633,863
Vishay Precision Group Inc.(a)	284,693	8,962,136
Wrap Technologies Inc.(a)(b)	306,776	1,481,728

		1,318,520,713

Energy Equipment & Services — 0.7%
Archrock Inc.	3,093,014	26,785,501
Aspen Aerogels Inc.(a)(b)	463,563	7,736,867
Bristow Group Inc.(a)	154,560	4,068,019
Cactus Inc., Class A	1,128,997	29,432,952
ChampionX Corp.(a)(b)	4,359,135	66,694,766
DMC Global Inc.(b)	348,809	15,085,989
Dril-Quip Inc.(a)(b)	837,164	24,796,798
Exterran Corp.(a)	637,807	2,819,107
Frank’s International NV(a)(b)	3,713,608	10,175,286
Helix Energy Solutions Group Inc.(a)(b)	3,340,997	14,032,187
Liberty Oilfield Services Inc., Class A	1,722,407	17,758,016
Nabors Industries Ltd.	143,203	8,338,711
National Energy Services Reunited Corp.(a)(b)	548,841	5,449,991
Newpark Resources Inc.(a)(b)	2,298,383	4,412,895
NexTier Oilfield Solutions Inc.(a)	3,792,898	13,047,569
Oceaneering International Inc.(a)(b)	2,321,516	18,456,052
Oil States International Inc.(a)	1,493,579	7,497,767
Patterson-UTI Energy Inc.	4,417,350	23,235,261
ProPetro Holding Corp.(a)	1,875,542	13,860,255
RPC Inc.(a)	1,316,440	4,146,786
Select Energy Services Inc., Class A(a)(b)	1,372,017	5,625,270
Solaris Oilfield Infrastructure Inc., Class A	691,167	5,626,099
Tidewater Inc.(a)(b)	783,488	6,769,336
Transocean Ltd.(a)(b)	13,931,859	32,182,594
U.S. Silica Holdings Inc.	1,751,377	12,294,667

		380,328,741

Entertainment — 0.3%
AMC Entertainment Holdings Inc., Class A(b)	1,759,887	3,730,960
Cinemark Holdings Inc.	2,507,668	43,658,500
Eros STX Global Corp.(a)(b)	3,687,328	6,710,937
Gaia Inc.(a)(b)	298,321	2,947,412
Glu Mobile Inc.(a)(b)	3,436,502	30,962,883
IMAX Corp.(a)(b)	1,162,683	20,951,548
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	241,677	6,010,507
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	852,227	21,203,408
LiveXLive Media Inc.(a)(b)	1,027,215	3,369,265
Marcus Corp. (The)	544,734	7,343,014

		146,888,434

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 5.4%
Acadia Realty Trust	1,904,625	$27,026,629
Agree Realty Corp.	1,293,397	86,114,372
Alexander & Baldwin Inc.	1,688,405	29,006,798
Alexander’s Inc.	52,127	14,457,424
Alpine Income Property Trust Inc.	161,525	2,421,260
American Assets Trust Inc.	1,194,958	34,510,387
American Finance Trust Inc.	2,556,465	18,994,535
Armada Hoffler Properties Inc.	1,356,112	15,215,577
Bluerock Residential Growth REIT Inc.	581,800	7,371,406
Broadstone Net Lease Inc., Class A	825,429	16,161,900
BRT Apartments Corp.	284,492	4,324,278
CareTrust REIT Inc.	2,256,891	50,057,842
CatchMark Timber Trust Inc., Class A	1,190,550	11,143,548
Centerspace	304,831	21,533,262
Chatham Lodging Trust	1,084,878	11,716,682
CIM Commercial Trust Corp.	278,788	3,969,941
City Office REIT Inc.	1,007,069	9,839,064
Clipper Realty Inc.	379,646	2,676,504
Colony Capital Inc.	11,272,575	54,221,086
Columbia Property Trust Inc.	2,730,554	39,156,144
Community Healthcare Trust Inc.	510,652	24,056,816
CoreCivic Inc.(b)	2,814,408	18,434,372
CorEnergy Infrastructure Trust Inc.	326,403	2,235,861
CorePoint Lodging Inc.	982,763	6,761,409
CTO Realty Growth Inc.	139,932	5,899,533
DiamondRock Hospitality Co.	4,718,117	38,924,465
Diversified Healthcare Trust	5,684,096	23,418,476
Easterly Government Properties Inc.	1,904,000	43,125,600
EastGroup Properties Inc.	917,812	126,713,125
Essential Properties Realty Trust Inc.	2,458,827	52,127,132
Farmland Partners Inc.	605,987	5,272,087
Four Corners Property Trust Inc.	1,722,217	51,270,400
Franklin Street Properties Corp.	2,511,968	10,977,300
Front Yard Residential Corp.	1,177,720	19,079,064
GEO Group Inc. (The)	2,595,671	22,997,645
Getty Realty Corp.	809,926	22,305,362
Gladstone Commercial Corp.	785,104	14,131,872
Gladstone Land Corp.	460,089	6,735,703
Global Medical REIT Inc.	983,900	12,849,734
Global Net Lease Inc.	2,122,174	36,374,062
Healthcare Realty Trust Inc.	3,168,825	93,797,220
Hersha Hospitality Trust	813,993	6,422,405
Independence Realty Trust Inc.	2,234,416	30,008,207
Industrial Logistics Properties Trust	1,553,504	36,181,108
Innovative Industrial Properties Inc.	509,980	93,392,637
iStar Inc.	1,717,166	25,499,915
Kite Realty Group Trust	1,948,522	29,149,889
Lexington Realty Trust	6,434,043	68,329,537
LTC Properties Inc.	932,527	36,284,626
Macerich Co. (The)(b)	3,511,230	37,464,824
Mack-Cali Realty Corp.	2,054,642	25,600,839
Monmouth Real Estate Investment Corp.	2,240,642	38,807,919
National Health Investors Inc.	1,019,806	70,539,981
National Storage Affiliates Trust	1,474,522	53,127,028
NETSTREIT Corp.	279,059	5,438,860
New Senior Investment Group Inc.	1,984,838	10,281,461
NexPoint Residential Trust Inc.	520,792	22,034,710
Office Properties Income Trust	1,123,589	25,527,942
One Liberty Properties Inc.	376,755	7,561,473
Pebblebrook Hotel Trust(b)	3,054,740	57,429,112

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Physicians Realty Trust	4,948,410	$88,081,698
Piedmont Office Realty Trust Inc., Class A	3,004,676	48,765,892
Plymouth Industrial REIT Inc.	531,693	7,975,395
PotlatchDeltic Corp.	1,539,642	77,012,893
Preferred Apartment Communities Inc., Class A	1,159,858	8,582,949
PS Business Parks Inc.	471,224	62,611,533
QTS Realty Trust Inc., Class A	1,501,378	92,905,271
Retail Opportunity Investments Corp.	2,711,275	36,303,972
Retail Properties of America Inc., Class A	5,027,652	43,036,701
Retail Value Inc.	390,043	5,799,939
RLJ Lodging Trust	3,854,253	54,537,680
RPT Realty	1,888,002	16,331,217
Ryman Hospitality Properties Inc.	1,184,485	80,260,704
Sabra Health Care REIT Inc.	4,864,500	84,496,365
Safehold Inc.(b)	421,266	30,537,572
Saul Centers Inc.	277,465	8,790,091
Seritage Growth Properties, Class A(a)(b)	797,744	11,710,882
Service Properties Trust	3,847,616	44,209,108
SITE Centers Corp.	3,587,832	36,308,860
STAG Industrial Inc.	3,520,872	110,273,711
Summit Hotel Properties Inc.	2,450,092	22,075,329
Sunstone Hotel Investors Inc.	5,120,042	58,010,076
Tanger Factory Outlet Centers Inc.(b)	2,118,980	21,105,041
Terreno Realty Corp.	1,568,294	91,760,882
UMH Properties Inc.	881,684	13,057,740
Uniti Group Inc.	4,565,582	53,554,277
Universal Health Realty Income Trust	301,896	19,402,856
Urban Edge Properties	2,724,152	35,250,527
Urstadt Biddle Properties Inc., Class A	680,456	9,614,843
Washington REIT	1,935,557	41,866,098
Whitestone REIT	925,456	7,375,884
Xenia Hotels & Resorts Inc.	2,658,450	40,408,440

		3,138,502,776

Food & Staples Retailing — 0.8%
Andersons Inc. (The)	745,774	18,278,921
BJ’s Wholesale Club Holdings Inc.(a)(b)	3,214,545	119,838,238
Chefs’ Warehouse Inc. (The)(a)(b)	712,958	18,315,891
HF Foods Group Inc.(a)(b)	858,401	6,455,176
Ingles Markets Inc., Class A	332,687	14,192,427
Natural Grocers by Vitamin Cottage Inc.	227,238	3,122,250
Performance Food Group Co.(a)(b)	3,074,227	146,363,947
PriceSmart Inc.	534,059	48,647,434
Rite Aid Corp.(a)(b)	1,295,394	20,506,087
SpartanNash Co.	830,036	14,450,927
United Natural Foods Inc.(a)(b)	1,298,563	20,738,051
Village Super Market Inc., Class A	216,545	4,776,983
Weis Markets Inc.	223,762	10,698,061

		446,384,393

Food Products — 1.4%
Alico Inc.	106,892	3,315,790
B&G Foods Inc.(b)	1,499,126	41,570,764
Bridgford Foods Corp.(a)(b)	40,200	732,444
Calavo Growers Inc.	388,088	26,944,950
Cal-Maine Foods Inc.(a)(b)	874,863	32,842,357
Darling Ingredients Inc.(a)	3,779,021	217,973,931
Farmer Bros. Co.(a)	370,863	1,731,930
Fresh Del Monte Produce Inc.	724,752	17,444,781
Freshpet Inc.(a)(b)	910,467	129,277,209
Hostess Brands Inc.(a)(b)	3,023,456	44,263,396

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
J&J Snack Foods Corp.	352,112	$54,707,641
John B Sanfilippo & Son Inc.	206,745	16,303,911
Laird Superfood Inc.(a)(b)	65,413	3,095,343
Lancaster Colony Corp.	445,545	81,859,983
Landec Corp.(a)(b)	620,417	6,731,524
Limoneira Co.	392,409	6,533,610
Mission Produce Inc.(a)(b)	144,293	2,171,610
Sanderson Farms Inc.	473,719	62,625,652
Seneca Foods Corp., Class A(a)	141,365	5,640,464
Simply Good Foods Co. (The)(a)(b)	2,001,984	62,782,218
Tootsie Roll Industries Inc.	381,220	11,322,234
Vital Farms Inc.(a)(b)	238,774	6,043,370

		835,915,112

Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A	748,044	54,083,581
Chesapeake Utilities Corp.	398,993	43,175,032
New Jersey Resources Corp.	2,235,556	79,474,016
Northwest Natural Holding Co.	722,840	33,243,412
ONE Gas Inc.	1,229,043	94,353,631
RGC Resources Inc.	162,731	3,869,743
South Jersey Industries Inc.	2,364,038	50,945,019
Southwest Gas Holdings Inc.	1,314,177	79,836,253
Spire Inc.	1,177,777	75,424,839

		514,405,526

Health Care Equipment & Supplies — 3.5%
Accelerate Diagnostics Inc.(a)(b)	701,353	5,316,256
Accuray Inc.(a)(b)	2,188,455	9,125,857
Acutus Medical Inc.(a)(b)	231,438	6,667,729
Alphatec Holdings Inc.(a)(b)	1,275,011	18,513,160
AngioDynamics Inc.(a)(b)	874,441	13,405,180
Antares Pharma Inc.(a)(b)	3,933,789	15,695,818
Apyx Medical Corp.(a)	843,010	6,069,672
Aspira Women’s Health Inc.(a)(b)	1,810,270	12,146,912
AtriCure Inc.(a)(b)	1,026,371	57,138,074
Atrion Corp.	33,541	21,541,372
Avanos Medical Inc.(a)(b)	1,117,072	51,251,263
Axogen Inc.(a)(b)	847,097	15,163,036
Axonics Modulation Technologies Inc.(a)(b)	713,415	35,613,677
Bellerophon Therapeutics Inc.(a)(b)	84,356	562,654
Beyond Air Inc.(a)(b)	297,992	1,570,418
BioLife Solutions Inc.(a)(b)	339,514	13,543,213
BioSig Technologies Inc.(a)(b)	501,180	1,954,602
Cantel Medical Corp.	889,622	70,155,591
Cardiovascular Systems Inc.(a)(b)	929,391	40,670,150
Cerus Corp.(a)(b)	3,906,598	27,033,658
Chembio Diagnostics Inc.(a)(b)	434,942	2,065,974
Co-Diagnostics Inc.(a)(b)	661,076	6,148,007
CONMED Corp.(b)	637,098	71,354,976
CryoLife Inc.(a)(b)	887,005	20,942,188
CryoPort Inc.(a)(b)	826,663	36,273,972
Cutera Inc.(a)(b)	406,880	9,809,877
CytoSorbents Corp.(a)(b)	957,273	7,629,466
Eargo Inc.(a)(b)	178,374	7,994,723
Electromed Inc.(a)(b)	165,513	1,623,683
FONAR Corp.(a)	131,490	2,282,666
GenMark Diagnostics Inc.(a)(b)	1,660,651	24,245,505
Glaukos Corp.(a)(b)	1,002,369	75,438,291
Heska Corp.(a)(b)	163,356	23,792,801
Inari Medical Inc.(a)(b)	180,333	15,741,268

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Inogen Inc.(a)(b)	444,624	$19,865,800
Integer Holdings Corp.(a)(b)	766,653	62,244,557
Intersect ENT Inc.(a)	765,931	17,539,820
IntriCon Corp.(a)(b)	221,425	4,007,792
Invacare Corp.	824,340	7,377,843
iRadimed Corp.(a)(b)	130,357	2,972,140
iRhythm Technologies Inc.(a)(b)	677,271	160,655,454
Lantheus Holdings Inc.(a)(b)	1,550,930	20,922,046
LeMaitre Vascular Inc.	391,239	15,845,179
LENSAR Inc.(a)(b)	197,431	1,431,375
LivaNova PLC(a)(b)	1,145,304	75,830,578
Meridian Bioscience Inc.(a)	1,023,582	19,130,748
Merit Medical Systems Inc.(a)(b)	1,271,742	70,594,398
Mesa Laboratories Inc.(b)	110,779	31,753,693
Milestone Scientific Inc.(a)(b)	872,329	1,849,337
Misonix Inc.(a)(b)	293,926	3,674,075
Natus Medical Inc.(a)(b)	786,994	15,771,360
Nemaura Medical Inc.(a)(b)	165,844	625,232
Neogen Corp.(a)(b)	1,236,343	98,042,000
Nevro Corp.(a)(b)	800,805	138,619,345
NuVasive Inc.(a)(b)	1,213,379	68,349,639
OraSure Technologies Inc.(a)(b)	1,712,478	18,126,580
Orthofix Medical Inc.(a)	435,310	18,709,624
OrthoPediatrics Corp.(a)(b)	307,247	12,673,939
Outset Medical Inc.(a)(b)	236,691	13,453,516
PAVmed Inc.(a)(b)	825,417	1,749,884
Pulmonx Corp.(a)(b)	276,072	19,054,489
Pulse Biosciences Inc.(a)(b)	325,662	7,770,295
Quotient Ltd.(a)(b)	1,658,711	8,641,884
Repro-Med Systems Inc.(a)(b)	571,499	3,440,424
Retractable Technologies Inc.(a)(b)	331,476	3,560,052
Rockwell Medical Inc.(a)	1,716,559	1,733,725
SeaSpine Holdings Corp.(a)(b)	624,364	10,895,152
Shockwave Medical Inc.(a)(b)	668,324	69,318,565
SI-BONE Inc.(a)(b)	668,919	20,000,678
Sientra Inc.(a)(b)	1,147,084	4,462,157
Silk Road Medical Inc.(a)(b)	641,720	40,415,526
Soliton Inc.(a)(b)	139,078	1,068,119
STAAR Surgical Co.(a)(b)	1,075,317	85,186,613
Stereotaxis Inc.(a)(b)	1,057,622	5,383,296
Surgalign Holdings Inc.(a)(b)	1,474,066	3,228,205
Surmodics Inc.(a)(b)	319,860	13,920,307
Tactile Systems Technology Inc.(a)(b)	439,343	19,744,074
Tela Bio Inc.(a)(b)	126,090	1,896,394
TransMedics Group Inc.(a)(b)	582,921	11,600,128
Utah Medical Products Inc.	81,057	6,833,105
Vapotherm Inc.(a)(b)	477,643	12,829,491
Varex Imaging Corp.(a)(b)	910,998	15,195,447
Venus Concept Inc.(a)	394,798	683,001
ViewRay Inc.(a)(b)	2,728,103	10,421,353
VolitionRx Ltd.(a)(b)	560,449	2,180,147
Zynex Inc.(a)(b)	433,896	5,840,240

		2,015,600,510

Health Care Providers & Services — 2.7%
1Life Healthcare Inc.(a)(b)	1,843,462	80,467,116
AdaptHealth Corp.(a)	589,268	22,132,906
Addus HomeCare Corp.(a)(b)	351,266	41,129,736
American Renal Associates Holdings Inc.(a)(b)	332,369	3,805,625
AMN Healthcare Services Inc.(a)(b)	1,093,664	74,642,568
Apollo Medical Holdings Inc.(a)(b)	444,971	8,129,620

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Avalon GloboCare Corp.(a)(b)	501,410	$561,579
BioTelemetry Inc.(a)(b)	793,672	57,207,878
Brookdale Senior Living Inc.(a)(b)	4,381,275	19,409,048
Castle Biosciences Inc.(a)(b)	277,122	18,608,742
Community Health Systems Inc.(a)(b)	2,056,988	15,283,421
CorVel Corp.(a)(b)	208,057	22,054,042
Covetrus Inc.(a)(b)	2,736,973	78,660,604
Cross Country Healthcare Inc.(a)(b)	826,967	7,335,197
Ensign Group Inc. (The)	1,211,039	88,308,964
Enzo Biochem Inc.(a)(b)	1,007,323	2,538,454
Exagen Inc.(a)(b)	113,289	1,495,415
Five Star Senior Living Inc.(a)	399,170	2,754,273
Fulgent Genetics Inc.(a)(b)	315,340	16,429,214
Hanger Inc.(a)	859,250	18,894,907
HealthEquity Inc.(a)(b)	1,768,636	123,291,616
InfuSystem Holdings Inc.(a)(b)	327,934	6,158,600
Joint Corp. (The)(a)(b)	331,454	8,703,982
LHC Group Inc.(a)(b)	712,192	151,924,797
Magellan Health Inc.(a)	565,307	46,830,032
MEDNAX Inc.(a)(b)	1,767,838	43,382,744
National HealthCare Corp.	293,943	19,520,755
National Research Corp.	316,833	13,544,611
Ontrak Inc.(a)	196,647	12,150,818
Option Care Health Inc.(a)	1,056,601	16,525,240
Owens & Minor Inc.	1,696,332	45,885,781
Patterson Companies Inc.	1,990,946	58,991,730
Pennant Group Inc. (The)(a)	600,434	34,861,198
PetIQ Inc.(a)(b)	511,659	19,673,289
Progenity Inc.(a)(b)	83,551	443,656
Progyny Inc.(a)(b)	631,515	26,769,921
Providence Service Corp. (The)(a)	287,455	39,849,887
R1 RCM Inc.(a)	2,558,141	61,446,547
RadNet Inc.(a)	1,023,201	20,024,044
Select Medical Holdings Corp.(a)(b)	2,541,213	70,289,952
Sharps Compliance Corp.(a)(b)	315,461	2,981,106
Surgery Partners Inc.(a)(b)	526,099	15,262,132
Tenet Healthcare Corp.(a)	2,448,475	97,767,607
Tivity Health Inc.(a)(b)	1,018,078	19,944,148
Triple-S Management Corp., Class B(a)	523,915	11,185,585
U.S. Physical Therapy Inc.(b)	296,624	35,669,036
Viemed Healthcare Inc.(a)(b)	814,545	6,320,869

		1,589,248,992

Health Care Technology — 1.2%
Accolade Inc.(a)(b)	303,417	13,198,639
Allscripts Healthcare Solutions Inc.(a)(b)	3,691,006	53,298,127
Computer Programs & Systems Inc.(b)	312,886	8,397,860
Evolent Health Inc., Class A(a)(b)	1,809,164	29,000,899
Health Catalyst Inc.(a)(b)	788,275	34,313,611
HealthStream Inc.(a)(b)	606,517	13,246,331
HMS Holdings Corp.(a)(b)	2,063,948	75,850,089
Icad Inc.(a)(b)	507,992	6,705,494
Inovalon Holdings Inc., Class A(a)(b)	1,755,246	31,892,820
Inspire Medical Systems Inc.(a)(b)	614,446	115,571,148
NantHealth Inc.(a)(b)	635,711	2,053,347
NextGen Healthcare Inc.(a)(b)	1,322,923	24,130,115
Omnicell Inc.(a)(b)	996,092	119,550,962
OptimizeRx Corp.(a)(b)	337,043	10,502,260
Phreesia Inc.(a)(b)	777,933	42,210,645
Schrodinger Inc.(a)(b)	705,775	55,883,264
Simulations Plus Inc.(b)	326,991	23,517,193

Security	Shares	Value

Health Care Technology (continued)
Tabula Rasa HealthCare Inc.(a)(b)	501,278	$21,474,750
Vocera Communications Inc.(a)(b)	754,432	31,331,561

		712,129,115

Hotels, Restaurants & Leisure — 3.7%
Accel Entertainment Inc.(a)(b)	1,148,183	11,596,648
Bally’s Corp.	421,387	21,166,269
Biglari Holdings Inc., Class A(a)	1,522	890,370
Biglari Holdings Inc., Class B, NVS(a)(b)	26,818	2,982,162
BJ’s Restaurants Inc.	517,015	19,899,907
Bloomin’ Brands Inc.	2,050,902	39,828,517
Bluegreen Vacations Corp.	152,587	1,211,541
Bluegreen Vacations Holding Corp.	248,763	3,365,763
Boyd Gaming Corp.	1,919,646	82,391,206
Brinker International Inc.	1,059,114	59,914,079
Caesars Entertainment Inc.(a)	4,232,344	314,336,189
Carrols Restaurant Group Inc.(a)(b)	885,369	5,560,117
Century Casinos Inc.(a)(b)	646,559	4,131,512
Cheesecake Factory Inc. (The)(b)	1,014,448	37,595,443
Churchill Downs Inc.(b)	891,938	173,740,603
Chuy’s Holdings Inc.(a)(b)	452,543	11,987,864
Cracker Barrel Old Country Store Inc.	556,055	73,354,776
Dave & Buster’s Entertainment Inc.	1,055,467	31,685,119
Del Taco Restaurants Inc.(a)(b)	747,892	6,775,902
Denny’s Corp.(a)(b)	1,444,972	21,212,189
Dine Brands Global Inc.	364,264	21,127,312
El Pollo Loco Holdings Inc.(a)(b)	434,784	7,869,591
Everi Holdings Inc.(a)(b)	1,955,261	27,002,155
Fiesta Restaurant Group Inc.(a)	435,710	4,967,094
GAN Ltd.(a)(b)	551,979	11,194,134
Golden Entertainment Inc.(a)	387,882	7,714,973
Hilton Grand Vacations Inc.(a)(b)	2,018,991	63,295,368
International Game Technology PLC	2,327,320	39,424,801
Jack in the Box Inc.	531,094	49,285,523
Kura Sushi USA Inc., Class A(a)(b)	79,127	1,542,977
Lindblad Expeditions Holdings Inc.(a)(b)	616,411	10,552,956
Marriott Vacations Worldwide Corp.	949,496	130,289,841
Monarch Casino & Resort Inc.(a)(b)	293,488	17,967,335
Nathan’s Famous Inc.	70,264	3,879,978
Noodles & Co.(a)(b)	746,990	5,901,221
Papa John’s International Inc.	767,747	65,143,333
Penn National Gaming Inc.(a)(b)	3,662,980	316,371,583
PlayAGS Inc.(a)(b)	615,057	4,428,410
RCI Hospitality Holdings Inc.(b)	212,830	8,394,015
Red Robin Gourmet Burgers Inc.(a)(b)	356,987	6,864,860
Red Rock Resorts Inc., Class A	1,550,733	38,830,354
Ruth’s Hospitality Group Inc.	757,263	13,426,273
Scientific Games Corp./DE, Class A(a)(b)	1,339,320	55,568,387
SeaWorld Entertainment Inc.(a)	1,189,012	37,560,889
Shake Shack Inc., Class A(a)(b)	823,532	69,819,043
Target Hospitality Corp.(a)(b)	764,878	1,208,507
Texas Roadhouse Inc.	1,541,268	120,465,507
Wingstop Inc.(b)	694,857	92,103,295

		2,155,825,891

Household Durables — 2.0%
Beazer Homes USA Inc.(a)(b)	660,802	10,011,150
Casper Sleep Inc.(a)(b)	582,910	3,584,897
Cavco Industries Inc.(a)	217,828	38,217,923
Century Communities Inc.(a)(b)	687,491	30,098,356
Ethan Allen Interiors Inc.	530,829	10,728,054

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
GoPro Inc., Class A(a)(b)	2,872,034	$23,780,442
Green Brick Partners Inc.(a)(b)	551,917	12,672,014
Hamilton Beach Brands Holding Co., Class A	158,610	2,777,261
Helen of Troy Ltd.(a)(b)	592,990	131,756,448
Hooker Furniture Corp.	279,269	9,006,425
Installed Building Products Inc.(a)	536,206	54,655,478
iRobot Corp.(a)(b)	647,183	51,962,323
KB Home	2,066,317	69,262,946
La-Z-Boy Inc.	1,066,597	42,493,224
Legacy Housing Corp.(a)(b)	182,607	2,759,192
LGI Homes Inc.(a)(b)	528,743	55,967,447
Lifetime Brands Inc.	288,014	4,377,813
Lovesac Co. (The)(a)(b)	240,058	10,344,099
M/I Homes Inc.(a)(b)	651,149	28,839,389
MDC Holdings Inc.	1,226,042	59,585,641
Meritage Homes Corp.(a)(b)	871,533	72,180,363
Purple Innovation Inc.(a)(b)	393,561	12,963,899
Skyline Champion Corp.(a)(b)	1,241,253	38,404,368
Sonos Inc.(a)(b)	1,900,226	44,446,286
Taylor Morrison Home Corp.(a)(b)	2,956,390	75,831,403
TopBuild Corp.(a)(b)	776,595	142,955,608
TRI Pointe Group Inc.(a)(b)	2,954,577	50,966,453
Tupperware Brands Corp.(a)	1,151,567	37,299,255
Turtle Beach Corp.(a)(b)	331,121	7,135,658
Universal Electronics Inc.(a)	311,455	16,338,929
VOXX International Corp.(a)(b)	454,483	5,799,203

		1,157,201,947

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	232,399	8,972,925
Central Garden & Pet Co., Class A, NVS(a)	927,024	33,678,782
Oil-Dri Corp. of America	119,353	4,067,550
WD-40 Co.(b)	320,332	85,105,806

		131,825,063

Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.(a)(b)	1,945,671	4,085,909
Brookfield Renewable Corp., Class A(b)	2,412,961	140,603,238
Clearway Energy Inc., Class A	847,079	25,031,184
Clearway Energy Inc., Class C	1,896,394	60,551,860
Ormat Technologies Inc.(b)	939,061	84,778,427
Sunnova Energy International Inc.(a)(b)	1,256,828	56,720,648

		371,771,266

Industrial Conglomerates — 0.0%
Raven Industries Inc.	836,477	27,679,024

Insurance — 2.1%
Ambac Financial Group Inc.(a)(b)	1,060,006	16,302,892
American Equity Investment Life Holding Co.	1,949,938	53,935,285
AMERISAFE Inc.	458,929	26,356,292
Argo Group International Holdings Ltd.	760,624	33,239,269
BRP Group Inc., Class A(a)(b)	1,015,804	30,443,646
Citizens Inc./TX(a)(b)	1,167,294	6,688,595
CNO Financial Group Inc.	3,301,305	73,388,010
Crawford & Co., Class A, NVS	441,263	3,260,933
Donegal Group Inc., Class A	278,626	3,920,268
eHealth Inc.(a)(b)	608,760	42,984,544
Employers Holdings Inc.	636,567	20,491,092
Enstar Group Ltd.(a)	282,881	57,959,488
FBL Financial Group Inc., Class A	224,910	11,810,024
FedNat Holding Co.	283,554	1,678,640

Security	Shares	Value

Insurance (continued)
Genworth Financial Inc., Class A(a)	11,859,423	$44,828,619
Goosehead Insurance Inc., Class A	309,098	38,563,066
Greenlight Capital Re Ltd., Class A(a)(b)	659,602	4,821,691
HCI Group Inc.	142,537	7,454,685
Heritage Insurance Holdings Inc.	616,164	6,241,741
Horace Mann Educators Corp.	929,702	39,084,672
Independence Holding Co.	115,414	4,731,974
Investors Title Co.	33,271	5,090,463
James River Group Holdings Ltd.	675,344	33,193,158
Kinsale Capital Group Inc.(b)	497,421	99,548,865
MBIA Inc.(a)(b)	1,162,419	7,648,717
National General Holdings Corp.(b)	1,611,810	55,091,666
National Western Life Group Inc., Class A	60,834	12,558,571
NI Holdings Inc.(a)	223,995	3,677,998
Palomar Holdings Inc.(a)(b)	476,631	42,343,898
ProAssurance Corp.	1,159,638	20,629,960
ProSight Global Inc.(a)(b)	257,246	3,300,466
Protective Insurance Corp., Class B, NVS	219,637	3,011,223
RLI Corp.	930,514	96,913,033
Safety Insurance Group Inc.	328,568	25,595,447
Selective Insurance Group Inc.	1,401,495	93,872,135
Selectquote Inc.(a)(b)	737,892	15,311,259
State Auto Financial Corp.	435,293	7,722,098
Stewart Information Services Corp.	612,682	29,629,301
Third Point Reinsurance Ltd.(a)	1,946,949	18,534,954
Tiptree Inc.	659,896	3,312,678
Trean Insurance Group Inc.(a)(b)	253,764	3,324,308
Trupanion Inc.(a)(b)	711,632	85,189,467
United Fire Group Inc.	506,586	12,715,309
United Insurance Holdings Corp.	469,028	2,682,840
Universal Insurance Holdings Inc.	639,889	9,668,723
Vericity Inc.(a)	47,785	478,328
Watford Holdings Ltd.(a)(b)	417,433	14,443,182

		1,233,673,473

Interactive Media & Services — 0.4%
Cargurus Inc.(a)	2,067,795	65,611,135
Cars.com Inc.(a)(b)	1,618,398	18,287,897
DHI Group Inc.(a)	1,183,616	2,627,628
Eventbrite Inc., Class A(a)(b)	1,524,486	27,593,197
EverQuote Inc., Class A(a)(b)	327,238	12,222,339
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	1,680,894	7,295,080
MediaAlpha Inc., Class A(a)(b)	241,650	9,441,266
QuinStreet Inc.(a)	1,111,343	23,827,194
TrueCar Inc.(a)(b)	2,495,722	10,482,032
Yelp Inc.(a)(b)	1,685,597	55,068,454

		232,456,222

Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com Inc., Class A(a)(b)	611,276	15,893,176
CarParts.com Inc.(a)	789,092	9,776,850
Duluth Holdings Inc., Class B(a)(b)	243,423	2,570,547
Groupon Inc.(a)	551,882	20,968,757
Lands’ End Inc.(a)(b)	272,860	5,885,590
Liquidity Services Inc.(a)(b)	661,347	10,522,031
Magnite Inc.(a)	2,535,578	77,867,600
Overstock.com Inc.(a)(b)	1,001,646	48,048,959
PetMed Express Inc.	476,150	15,265,369
Quotient Technology Inc.(a)(b)	2,006,413	18,900,410
RealReal Inc. (The)(a)(b)	1,505,812	29,423,566
Shutterstock Inc.	512,921	36,776,436

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Stamps.com Inc.(a)(b)	398,909	$78,261,957
Stitch Fix Inc., Class A(a)(b)	1,414,159	83,039,416
Waitr Holdings Inc.(a)(b)	1,966,913	5,468,018

		458,668,682

IT Services — 1.9%
Brightcove Inc.(a)	933,798	17,181,883
Cardtronics PLC, Class A(a)(b)	842,279	29,732,449
Cass Information Systems Inc.	339,333	13,203,447
Conduent Inc.(a)(b)	3,890,380	18,673,824
CSG Systems International Inc.	767,414	34,587,349
Endurance International Group Holdings Inc.(a)	1,560,165	14,743,559
EVERTEC Inc.	1,425,137	56,036,387
Evo Payments Inc., Class A(a)(b)	979,775	26,463,723
ExlService Holdings Inc.(a)	777,492	66,187,894
GreenSky Inc., Class A(a)(b)	1,477,285	6,839,830
Grid Dynamics Holdings Inc.(a)(b)	603,637	7,605,826
GTT Communications Inc.(a)(b)	751,672	2,683,469
Hackett Group Inc. (The)	612,172	8,809,155
I3 Verticals Inc., Class A(a)(b)	421,616	13,997,651
Information Services Group Inc.(a)	810,096	2,657,115
International Money Express Inc.(a)	654,457	10,157,173
KBR Inc.	3,365,668	104,100,111
Limelight Networks Inc.(a)(b)	2,793,299	11,145,263
LiveRamp Holdings Inc.(a)(b)	1,505,447	110,183,666
ManTech International Corp./VA, Class A	638,891	56,822,966
MAXIMUS Inc.	1,434,072	104,959,730
MoneyGram International Inc.(a)	1,183,849	6,469,735
NIC Inc.	1,540,172	39,782,643
Paysign Inc.(a)(b)	741,503	3,440,574
Perficient Inc.(a)(b)	765,778	36,489,322
Perspecta Inc.	3,264,916	78,619,177
PFSweb Inc.(a)	327,759	2,205,818
Priority Technology Holdings Inc.(a)(b)	151,135	1,063,990
Rackspace Technology Inc.(a)(b)	795,765	15,167,281
Replay Holding Corp.(a)(b)	1,446,645	39,421,076
ServiceSource International Inc.(a)	1,944,744	3,422,749
StarTek Inc.(a)(b)	376,014	2,827,625
Sykes Enterprises Inc.(a)(b)	899,002	33,865,405
TTEC Holdings Inc.	427,712	31,193,036
Tucows Inc., Class A(a)(b)	220,731	16,309,814
Unisys Corp.(a)(b)	1,481,593	29,157,750
Verra Mobility Corp.(a)(b)	3,136,623	42,093,481
Virtusa Corp.(a)	683,826	34,964,023

		1,133,265,969

Leisure Products — 0.7%
Acushnet Holdings Corp.	802,846	32,547,377
American Outdoor Brands Inc.(a)	325,431	5,542,090
Callaway Golf Co.(b)	2,187,977	52,533,328
Clarus Corp.(b)	505,383	7,782,898
Escalade Inc.	260,899	5,523,232
Johnson Outdoors Inc., Class A	121,357	13,668,439
Malibu Boats Inc., Class A(a)(b)	481,163	30,043,818
Marine Products Corp.	151,711	2,205,878
MasterCraft Boat Holdings Inc.(a)	448,193	11,133,114
Nautilus Inc.(a)(b)	720,312	13,066,460
Smith & Wesson Brands Inc.	1,311,894	23,286,118
Sturm Ruger & Co. Inc.	394,703	25,683,324
Vista Outdoor Inc.(a)	1,393,926	33,119,682

Security	Shares	Value

Leisure Products (continued)
YETI Holdings Inc.(a)	1,876,428	$128,479,025

		384,614,783

Life Sciences Tools & Services — 0.9%
Champions Oncology Inc.(a)	146,457	1,580,271
ChromaDex Corp.(a)(b)	969,383	4,653,038
Codexis Inc.(a)(b)	1,280,383	27,950,761
Contra Aduro Biotech I(b)(c)	272,340	817,020
Fluidigm Corp.(a)(b)	1,659,640	9,957,840
Fortitude Gold Corp.	442,230	464,341
Harvard Bioscience Inc.(a)	857,525	3,678,782
Luminex Corp.	1,012,976	23,420,005
Medpace Holdings Inc.(a)	648,505	90,271,896
NanoString Technologies Inc.(a)	1,040,820	69,610,042
NeoGenomics Inc.(a)(b)	2,460,015	132,447,208
Pacific Biosciences of California Inc.(a)(b)	4,142,689	107,461,353
Personalis Inc.(a)(b)	561,089	20,541,468
Quanterix Corp.(a)	505,041	23,484,407

		516,338,432

Machinery — 3.7%
Alamo Group Inc.	231,491	31,934,183
Albany International Corp., Class A	726,963	53,373,623
Altra Industrial Motion Corp.(b)	1,513,794	83,909,601
Astec Industries Inc.	525,753	30,430,584
Barnes Group Inc.	1,112,534	56,394,348
Blue Bird Corp.(a)	356,743	6,514,127
Chart Industries Inc.(a)(b)	847,109	99,780,969
CIRCOR International Inc.(a)	468,563	18,011,562
Columbus McKinnon Corp./NY(b)	542,024	20,835,403
Douglas Dynamics Inc.	530,979	22,709,972
Eastern Co. (The)	119,032	2,868,671
Energy Recovery Inc.(a)(b)	957,864	13,065,265
Enerpac Tool Group Corp.(b)	1,257,855	28,440,102
EnPro Industries Inc.	482,189	36,414,913
ESCO Technologies Inc.	607,423	62,698,202
Evoqua Water Technologies Corp.(a)	2,141,739	57,784,118
ExOne Co. (The)(a)(b)	259,290	2,460,662
Federal Signal Corp.	1,422,161	47,173,080
Franklin Electric Co. Inc.	1,081,236	74,832,344
Gencor Industries Inc.(a)	216,597	2,664,143
Gorman-Rupp Co. (The)	411,423	13,350,676
Graham Corp.	219,427	3,330,902
Greenbrier Companies Inc. (The)	754,615	27,452,894
Helios Technologies Inc.(b)	728,772	38,836,260
Hillenbrand Inc.	1,758,125	69,973,375
Hurco Companies Inc.	143,388	4,301,640
Hyster-Yale Materials Handling Inc.	240,251	14,306,947
John Bean Technologies Corp.(b)	734,012	83,581,946
Kadant Inc.	267,597	37,725,825
Kennametal Inc.	1,947,700	70,584,648
LB Foster Co., Class A(a)	235,910	3,550,446
Lindsay Corp.	258,380	33,191,495
Luxfer Holdings PLC	643,343	10,563,692
Lydall Inc.(a)(b)	400,655	12,031,670
Manitowoc Co. Inc. (The)(a)	815,769	10,857,885
Mayville Engineering Co. Inc.(a)	201,009	2,697,541
Meritor Inc.(a)(b)	1,622,689	45,289,250
Miller Industries Inc./TN	263,050	10,001,161
Mueller Industries Inc.	1,308,678	45,947,685
Mueller Water Products Inc., Class A	3,715,015	45,991,886

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Navistar International Corp.(a)(b)	1,170,637	$51,461,203
NN Inc.(a)	982,416	6,454,473
Omega Flex Inc.	70,476	10,289,496
Park-Ohio Holdings Corp.	206,445	6,379,150
Proto Labs Inc.(a)(b)	627,147	96,204,350
RBC Bearings Inc.(a)(b)	577,298	103,359,434
REV Group Inc.	648,870	5,716,545
Rexnord Corp.	2,825,489	111,578,561
Shyft Group Inc. (The)(b)	817,429	23,198,635
SPX Corp.(a)(b)	1,008,678	55,013,298
SPX FLOW Inc.(a)	997,041	57,788,496
Standex International Corp.	292,204	22,651,654
Tennant Co.	429,902	30,166,223
Terex Corp.	1,598,753	55,780,492
TriMas Corp.(a)(b)	963,361	30,509,643
Wabash National Corp.	1,267,317	21,835,872
Watts Water Technologies Inc., Class A	640,523	77,951,649
Welbilt Inc.(a)(b)	3,051,600	40,281,120

		2,142,483,990

Marine — 0.2%
Costamare Inc.	1,194,801	9,892,952
Eagle Bulk Shipping Inc.(a)(b)	177,782	3,377,858
Genco Shipping & Trading Ltd.	423,568	3,117,461
Matson Inc.	1,003,889	57,191,556
Pangaea Logistics Solutions Ltd.	254,985	706,309
Safe Bulkers Inc.(a)(b)	1,189,708	1,546,620
Scorpio Bulkers Inc.	201,085	3,404,369
SEACOR Holdings Inc.(a)(b)	458,777	19,016,307

		98,253,432

Media — 0.8%
AMC Networks Inc., Class A(a)(b)	672,329	24,049,208
Boston Omaha Corp., Class A(a)(b)	311,452	8,611,648
Cardlytics Inc.(a)(b)	614,652	87,753,866
comScore Inc.(a)(b)	1,381,419	3,439,733
Daily Journal Corp.(a)(b)	27,316	11,035,664
Emerald Holding Inc.	593,429	3,216,385
Entercom Communications Corp., Class A	2,728,401	6,739,150
Entravision Communications Corp., Class A	1,439,710	3,959,203
EW Scripps Co. (The), Class A, NVS	1,349,549	20,634,604
Fluent Inc.(a)	986,907	5,240,476
Gannett Co. Inc.(a)	3,117,482	10,474,740
Gray Television Inc.(a)(b)	2,066,163	36,963,656
Hemisphere Media Group Inc.(a)	357,249	3,701,100
Iheartmedia Inc., Class A(a)(b)	1,453,811	18,870,467
Loral Space & Communications Inc.	312,589	6,561,243
Meredith Corp.	927,106	17,800,435
MSG Networks Inc., Class A(a)(b)	719,441	10,604,560
National CineMedia Inc.	1,481,844	5,512,460
Saga Communications Inc., Class A	103,079	2,475,958
Scholastic Corp., NVS	677,641	16,941,025
Sinclair Broadcast Group Inc., Class A	1,058,778	33,722,079
TechTarget Inc.(a)(b)	561,365	33,182,285
TEGNA Inc.	5,145,859	71,784,733
Tribune Publishing Co.	369,011	5,055,451
WideOpenWest Inc.(a)(b)	1,289,022	13,753,865

		462,083,994

Metals & Mining — 1.7%
Alcoa Corp.(a)	4,390,022	101,190,007
Allegheny Technologies Inc.(a)(b)	2,971,383	49,830,093

Security	Shares	Value

Metals & Mining (continued)
Arconic Corp.(a)	2,337,309	$69,651,808
Caledonia Mining Corp. PLC	271,625	4,313,405
Carpenter Technology Corp.	1,130,919	32,932,361
Century Aluminum Co.(a)(b)	1,183,073	13,049,295
Cleveland-Cliffs Inc.(b)	9,266,155	134,915,217
Coeur Mining Inc.(a)(b)	5,681,240	58,800,834
Commercial Metals Co.	2,820,612	57,935,370
Compass Minerals International Inc.	801,750	49,484,010
Ferroglobe PLC(a)(c)	1,289,900	13
Gatos Silver Inc.(a)(b)	522,118	6,803,198
Gold Resource Corp.	1,556,454	4,529,281
Haynes International Inc.	295,051	7,034,016
Hecla Mining Co.(b)	12,246,851	79,359,594
Kaiser Aluminum Corp.	368,811	36,475,408
Materion Corp.	476,502	30,362,707
NovaGold Resources Inc.(a)(b)	5,591,343	54,068,287
Olympic Steel Inc.	218,979	2,918,990
Ryerson Holding Corp.(a)(b)	404,584	5,518,526
Schnitzer Steel Industries Inc., Class A	620,439	19,798,209
SunCoke Energy Inc.	1,944,517	8,458,649
TimkenSteel Corp.(a)(b)	1,070,486	4,999,170
United States Steel Corp.(b)	5,138,029	86,164,746
Warrior Met Coal Inc.	1,238,353	26,401,686
Worthington Industries Inc.	856,831	43,989,704

		988,984,584

Mortgage Real Estate Investment — 1.3%
Anworth Mortgage Asset Corp.	2,330,360	6,315,276
Apollo Commercial Real Estate Finance Inc.	3,304,799	36,914,605
Arbor Realty Trust Inc.	2,694,001	38,200,934
Ares Commercial Real Estate Corp.	715,703	8,524,023
Arlington Asset Investment Corp., Class A	807,836	3,053,620
ARMOUR Residential REIT Inc.	1,526,456	16,470,460
Blackstone Mortgage Trust Inc., Class A	3,243,208	89,285,516
Broadmark Realty Capital Inc.	3,032,067	30,927,083
Capstead Mortgage Corp.	2,211,975	12,851,575
Cherry Hill Mortgage Investment Corp.	383,007	3,500,684
Chimera Investment Corp.	4,561,454	46,754,903
Colony Credit Real Estate Inc.	2,031,986	15,239,895
Dynex Capital Inc.	522,740	9,304,772
Ellington Financial Inc.	995,783	14,777,420
Ellington Residential Mortgage REIT	212,863	2,775,734
Granite Point Mortgage Trust Inc.	1,275,327	12,740,517
Great Ajax Corp.	504,886	5,281,108
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,721,286	109,181,171
Invesco Mortgage Capital Inc.	4,416,551	14,927,942
KKR Real Estate Finance Trust Inc.	673,808	12,074,639
Ladder Capital Corp.	2,471,209	24,168,424
MFA Financial Inc.	10,626,897	41,338,629
New York Mortgage Trust Inc.	8,911,379	32,882,989
Orchid Island Capital Inc.	1,628,337	8,499,919
PennyMac Mortgage Investment Trust	2,299,750	40,452,603
Ready Capital Corp.	967,709	12,047,977
Redwood Trust Inc.	2,622,945	23,029,457
TPG RE Finance Trust Inc.	1,405,904	14,930,700
Two Harbors Investment Corp.	6,393,092	40,723,996
Western Asset Mortgage Capital Corp.	1,411,223	4,600,587

		731,777,158

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 0.4%
Avista Corp.	1,632,462	$65,527,025
Black Hills Corp.	1,473,379	90,539,139
NorthWestern Corp.	1,208,035	70,440,521
Unitil Corp.	355,542	15,739,844

		242,246,529

Multiline Retail — 0.2%
Big Lots Inc.(b)	921,435	39,557,205
Dillard’s Inc., Class A(b)	179,024	11,287,463
Macy’s Inc.(b)	6,593,162	74,173,072

		125,017,740

Oil, Gas & Consumable Fuels — 1.4%
Adams Resources & Energy Inc.	45,903	1,106,262
Antero Resources Corp.(a)(b)	5,838,281	31,818,631
Arch Resources Inc.	362,569	15,869,645
Ardmore Shipping Corp.	790,639	2,585,390
Berry Corp.	1,672,152	6,153,519
Bonanza Creek Energy Inc.(a)	416,367	8,048,374
Brigham Minerals Inc., Class A	981,483	10,786,498
Clean Energy Fuels Corp.(a)(b)	3,062,482	24,071,109
CNX Resources Corp.(a)(b)	5,233,662	56,523,550
Comstock Resources Inc.(a)(b)	570,332	2,492,351
CONSOL Energy Inc.(a)(b)	701,615	5,058,644
Contango Oil & Gas Co.(a)(b)	2,213,581	5,069,100
CVR Energy Inc.	713,702	10,634,160
Delek U.S. Holdings Inc.	1,500,604	24,114,706
DHT Holdings Inc.	2,677,572	14,003,702
Diamond S Shipping Inc.(a)(b)	635,897	4,235,074
Dorian LPG Ltd.(a)(b)	894,829	10,907,966
Earthstone Energy Inc., Class A(a)(b)	440,545	2,348,105
Energy Fuels Inc./Canada(a)(b)	3,164,169	13,479,360
Escrow PetroCorp.(a)(c)	26,106	0	(e)
Evolution Petroleum Corp.	793,527	2,261,552
Falcon Minerals Corp.	1,045,854	3,294,440
Frontline Ltd./Bermuda	2,759,211	17,162,292
Golar LNG Ltd.(a)	2,171,964	20,937,733
Goodrich Petroleum Corp.(a)(b)	192,332	1,940,630
Green Plains Inc.(a)	828,246	10,908,000
International Seaways Inc.	561,524	9,169,687
Kosmos Energy Ltd.	9,741,347	22,892,165
Magnolia Oil & Gas Corp., Class A(a)(b)	3,021,831	21,334,127
Matador Resources Co.(a)(b)	2,595,158	31,297,605
NACCO Industries Inc., Class A	68,183	1,793,213
NextDecade Corp.(a)(b)	476,111	995,072
Nordic American Tankers Ltd.	3,522,710	10,391,995
Overseas Shipholding Group Inc., Class A(a)	1,273,328	2,724,922
Ovintiv Inc.	6,205,045	89,104,446
Par Pacific Holdings Inc.(a)(b)	959,702	13,416,634
PBF Energy Inc., Class A	2,338,907	16,606,240
PDC Energy Inc.(a)(b)	2,390,758	49,082,262
Peabody Energy Corp.(a)	1,618,418	3,900,387
Penn Virginia Corp.(a)(b)	363,666	3,691,210
PrimeEnergy Resources Corp.(a)(b)	12,013	518,601
Range Resources Corp.(b)	5,101,546	34,180,358
Renewable Energy Group Inc.(a)(b)	776,485	54,990,668
REX American Resources Corp.(a)	136,546	10,032,035
Scorpio Tankers Inc.(b)	1,176,194	13,161,611
SFL Corp. Ltd.	2,253,189	14,150,027
SM Energy Co.	2,682,243	16,415,327
Southwestern Energy Co.(a)(b)	15,229,146	45,382,855

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Talos Energy Inc.(a)	325,126	$2,679,038
Tellurian Inc.(a)(b)	4,109,572	5,260,252
Uranium Energy Corp.(a)(b)	4,554,268	8,015,512
W&T Offshore Inc.(a)(b)	2,243,771	4,868,983
Whiting Petroleum Corp.(a)	31,096	777,400
World Fuel Services Corp.	1,481,840	46,174,134

		838,817,559

Paper & Forest Products — 0.4%
Clearwater Paper Corp.(a)(b)	384,503	14,514,988
Domtar Corp.	1,289,075	40,799,224
Glatfelter Corp.	1,020,352	16,713,366
Louisiana-Pacific Corp.	2,579,623	95,884,587
Neenah Inc.	390,695	21,613,247
Schweitzer-Mauduit International Inc.	727,965	29,271,473
Verso Corp., Class A	730,982	8,786,403

		227,583,288

Personal Products — 0.4%
BellRing Brands Inc., Class A(a)(b)	936,003	22,754,233
Edgewell Personal Care Co.	1,278,795	44,220,731
elf Beauty Inc.(a)(b)	1,084,850	27,327,372
Inter Parfums Inc.	417,329	25,244,231
Lifevantage Corp.(a)(b)	292,140	2,722,745
Medifast Inc.	266,865	52,396,274
Nature’s Sunshine Products Inc.(a)	176,579	2,639,856
Revlon Inc., Class A(a)(b)	134,967	1,603,408
USANA Health Sciences Inc.(a)(b)	271,388	20,924,015
Veru Inc.(a)(b)	1,221,554	10,566,442

		210,399,307

Pharmaceuticals — 1.6%
AcelRx Pharmaceuticals Inc.(a)(b)	1,813,520	2,248,765
Aerie Pharmaceuticals Inc.(a)(b)	879,717	11,884,977
Agile Therapeutics Inc.(a)(b)	1,584,326	4,547,016
Amneal Pharmaceuticals Inc.(a)(b)	2,411,357	11,019,902
Amphastar Pharmaceuticals Inc.(a)(b)	854,216	17,178,284
ANI Pharmaceuticals Inc.(a)(b)	232,586	6,754,297
Aquestive Therapeutics Inc.(a)(b)	446,004	2,386,121
Arvinas Inc.(a)(b)	816,291	69,327,595
Atea Pharmaceuticals Inc.(a)(b)	348,100	14,543,618
Athira Pharma Inc.(a)(b)	287,287	9,839,580
Avenue Therapeutics Inc.(a)(b)	138,695	825,235
Axsome Therapeutics Inc.(a)(b)	651,149	53,049,109
Aytu BioScience Inc.(a)	55,111	329,564
BioDelivery Sciences International Inc.(a)(b)	2,069,980	8,693,916
Cara Therapeutics Inc.(a)(b)	992,242	15,012,621
Cassava Sciences Inc.(a)(b)	757,104	5,163,449
Cerecor Inc.(a)	705,647	1,862,908
Chiasma Inc.(a)	1,162,083	5,055,061
Collegium Pharmaceutical Inc.(a)(b)	808,822	16,200,705
Corcept Therapeutics Inc.(a)(b)	2,293,502	59,998,012
CorMedix Inc.(a)(b)	680,554	5,056,516
Cymabay Therapeutics Inc.(a)(b)	1,633,788	9,377,943
Durect Corp.(a)(b)	4,760,783	9,854,821
Eloxx Pharmaceuticals Inc.(a)(b)	589,301	2,345,418
Endo International PLC(a)(b)	5,306,465	38,100,419
Eton Pharmaceuticals Inc.(a)(b)	330,629	2,688,014
Evofem Biosciences Inc.(a)(b)	1,783,569	4,298,401
Evolus Inc.(a)(b)	542,574	1,823,049
Fulcrum Therapeutics Inc.(a)(b)	342,822	4,014,446
Graybug Vision Inc.(a)(b)	141,670	4,111,263

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Harmony Biosciences Holdings Inc.(a)	136,415	$4,931,402
Harrow Health Inc.(a)(b)	504,833	3,463,154
IMARA Inc.(a)(b)	167,371	3,690,531
Innoviva Inc.(a)(b)	1,480,314	18,341,090
Intra-Cellular Therapies Inc.(a)(b)	1,566,205	49,805,319
Kala Pharmaceuticals Inc.(a)(b)	914,146	6,197,910
Kaleido Biosciences Inc.(a)(b)	267,212	2,431,629
Lannett Co. Inc.(a)(b)	786,049	5,125,039
Liquidia Corp.(a)(b)	609,020	1,796,609
Lyra Therapeutics Inc.(a)	97,280	1,108,992
Marinus Pharmaceuticals Inc.(a)(b)	608,617	7,425,127
NGM Biopharmaceuticals Inc.(a)(b)	577,468	17,494,393
Ocular Therapeutix Inc.(a)(b)	1,603,012	33,182,348
Odonate Therapeutics Inc.(a)	358,572	6,884,582
Omeros Corp.(a)(b)	1,395,266	19,931,375
Optinose Inc.(a)(b)	865,790	3,584,371
Osmotica Pharmaceuticals PLC(a)(b)	288,991	1,190,643
Pacira BioSciences Inc.(a)(b)	1,000,289	59,857,294
Paratek Pharmaceuticals Inc.(a)(b)	1,034,027	6,473,009
Phathom Pharmaceuticals Inc.(a)(b)	263,622	8,757,523
Phibro Animal Health Corp., Class A	495,640	9,625,329
Pliant Therapeutics Inc.(a)(b)	235,475	5,349,992
Prestige Consumer Healthcare Inc.(a)(b)	1,197,908	41,771,052
Provention Bio Inc.(a)(b)	1,120,938	18,988,690
Recro Pharma Inc.(a)	472,326	1,346,129
Relmada Therapeutics Inc.(a)(b)	335,144	10,748,068
Revance Therapeutics Inc.(a)(b)	1,479,583	41,931,382
Satsuma Pharmaceuticals Inc.(a)	218,684	1,008,133
scPharmaceuticals Inc.(a)(b)	122,473	647,882
SIGA Technologies Inc.(a)(b)	1,250,675	9,092,407
Strongbridge Biopharma PLC(a)(b)	940,926	2,286,450
Supernus Pharmaceuticals Inc.(a)(b)	1,146,702	28,851,022
Tarsus Pharmaceuticals Inc.(a)(b)	135,711	5,608,936
TherapeuticsMD Inc.(a)(b)	5,592,450	6,766,865
Theravance Biopharma Inc.(a)(b)	1,116,081	19,832,759
Tricida Inc.(a)(b)	676,237	4,767,471
Verrica Pharmaceuticals Inc.(a)(b)	327,637	3,771,102
VYNE Therapeutics Inc.(a)(b)	3,358,141	5,305,863
WaVe Life Sciences Ltd.(a)(b)	748,527	5,890,907
Xeris Pharmaceuticals Inc.(a)(b)	1,076,115	5,294,486
Zogenix Inc.(a)(b)	1,303,339	26,053,747

		914,202,037

Professional Services — 1.2%
Acacia Research Corp.(a)(b)	777,464	3,063,208
Akerna Corp.(a)(b)	351,558	1,139,048
ASGN Inc.(a)(b)	1,194,956	99,814,675
Barrett Business Services Inc.	178,516	12,176,576
BG Staffing Inc.	214,739	2,896,829
CBIZ Inc.(a)(b)	1,190,874	31,689,157
CRA International Inc.	176,512	8,989,756
Exponent Inc.	1,203,784	108,376,673
Forrester Research Inc.(a)(b)	258,194	10,818,329
Franklin Covey Co.(a)	301,028	6,703,894
GP Strategies Corp.(a)	303,601	3,600,708
Heidrick & Struggles International Inc.	448,854	13,187,331
Huron Consulting Group Inc.(a)(b)	529,554	31,217,208
ICF International Inc.	426,051	31,668,371
Insperity Inc.	842,650	68,608,563
Kelly Services Inc., Class A, NVS	785,709	16,162,034
Kforce Inc.	460,031	19,362,705

Security	Shares	Value

Professional Services (continued)
Korn Ferry	1,310,096	$56,989,176
Mastech Digital Inc.(a)(b)	94,569	1,503,647
Mistras Group Inc.(a)(b)	331,251	2,570,508
Red Violet Inc.(a)(b)	148,359	3,873,653
Resources Connection Inc.	747,016	9,389,991
TriNet Group Inc.(a)(b)	966,720	77,917,632
TrueBlue Inc.(a)	822,404	15,370,731
Upwork Inc.(a)(b)	2,178,271	75,193,915
Willdan Group Inc.(a)(b)	245,139	10,222,296

		722,506,614

Real Estate Management & Development — 0.8%
Altisource Portfolio Solutions SA(a)(b)	102,793	1,323,974
American Realty Investors Inc.(a)	45,915	500,474
Cushman & Wakefield PLC(a)(b)	2,592,004	38,439,419
eXp World Holdings Inc.(a)(b)	578,569	36,519,275
Fathom Holdings Inc.(a)(b)	104,743	3,774,938
Forestar Group Inc.(a)(b)	365,647	7,378,757
FRP Holdings Inc.(a)(b)	154,428	7,034,195
Indus Realty Trust Inc.	70,042	4,377,625
Kennedy-Wilson Holdings Inc.	2,846,236	50,919,162
Marcus & Millichap Inc.(a)(b)	542,357	20,191,951
Maui Land & Pineapple Co. Inc.(a)(b)	145,081	1,672,784
Newmark Group Inc., Class A	3,369,713	24,565,208
Rafael Holdings Inc., Class B(a)(b)	213,144	4,970,518
RE/MAX Holdings Inc., Class A	426,578	15,497,579
Realogy Holdings Corp.(a)	2,687,937	35,265,733
Redfin Corp.(a)(b)	2,339,129	160,534,423
RMR Group Inc. (The), Class A	366,661	14,160,448
St. Joe Co. (The)(b)	787,587	33,433,068
Stratus Properties Inc.(a)	135,501	3,455,276
Tejon Ranch Co.(a)(b)	414,144	5,984,381
Transcontinental Realty Investors Inc.(a)	24,021	579,146

		470,578,334

Road & Rail — 0.5%
ArcBest Corp.	604,505	25,794,228
Avis Budget Group Inc.(a)(b)	1,234,360	46,041,628
Covenant Logistics Group Inc.(a)(b)	271,926	4,027,224
Daseke Inc.(a)(b)	1,057,879	6,146,277
Heartland Express Inc.	1,121,245	20,294,535
Marten Transport Ltd.	1,410,946	24,310,600
PAM Transportation Services Inc.(a)	47,364	2,320,836
Saia Inc.(a)(b)	616,601	111,481,461
U.S. Xpress Enterprises Inc., Class A(a)(b)	515,192	3,523,913
Universal Logistics Holdings Inc.	200,812	4,134,719
Werner Enterprises Inc.	1,427,687	55,993,884

		304,069,305

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Energy Industries Inc.(a)(b)	890,915	86,392,028
Alpha & Omega Semiconductor Ltd.(a)(b)	487,032	11,513,436
Ambarella Inc.(a)(b)	776,063	71,258,105
Amkor Technology Inc.	2,335,750	35,223,110
Atomera Inc.(a)(b)	390,988	6,290,997
Axcelis Technologies Inc.(a)	785,604	22,876,788
AXT Inc.(a)(b)	950,491	9,096,199
Brooks Automation Inc.(b)	1,705,047	115,687,439
CEVA Inc.(a)	509,412	23,178,246
CMC Materials Inc.	680,868	103,015,328
Cohu Inc.	964,413	36,821,288
CyberOptics Corp.(a)(b)	167,179	3,793,292

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Diodes Inc.(a)(b)	1,004,695	$70,830,997
DSP Group Inc.(a)	539,324	8,947,385
FormFactor Inc.(a)(b)	1,811,994	77,951,982
GSI Technology Inc.(a)(b)	353,331	2,614,649
Ichor Holdings Ltd.(a)	516,601	15,572,937
Impinj Inc.(a)(b)	393,824	16,489,411
Lattice Semiconductor Corp.(a)(b)	3,191,729	146,245,023
MACOM Technology Solutions Holdings Inc.(a)	1,109,749	61,080,585
Maxeon Solar Technologies Ltd.(a)(b)	228,496	6,482,432
MaxLinear Inc.(a)(b)	1,610,088	61,489,261
NeoPhotonics Corp.(a)(b)	1,217,864	11,070,384
NVE Corp.	119,418	6,708,903
Onto Innovation Inc.(a)(b)	1,113,361	52,940,316
PDF Solutions Inc.(a)(b)	699,438	15,107,861
Photronics Inc.(a)(b)	1,478,704	16,502,337
Pixelworks Inc.(a)	852,991	2,405,435
Power Integrations Inc.(b)	1,382,775	113,193,961
Rambus Inc.(a)(b)	2,684,722	46,875,246
Semtech Corp.(a)(b)	1,514,166	109,156,227
Silicon Laboratories Inc.(a)(b)	1,015,375	129,297,852
SiTime Corp.(a)(b)	214,856	24,048,832
SMART Global Holdings Inc.(a)(b)	336,743	12,671,639
SunPower Corp.(a)(b)	1,803,763	46,248,483
Synaptics Inc.(a)(b)	814,256	78,494,278
Ultra Clean Holdings Inc.(a)(b)	952,644	29,674,861
Veeco Instruments Inc.(a)(b)	1,138,395	19,762,537

		1,707,010,070

Software — 6.0%
8x8 Inc.(a)(b)	2,482,857	85,584,081
A10 Networks Inc.(a)	1,407,658	13,879,508
ACI Worldwide Inc.(a)(b)	2,686,842	103,255,338
Agilysys Inc.(a)(b)	440,024	16,888,121
Alarm.com Holdings Inc.(a)(b)	1,116,489	115,500,787
Altair Engineering Inc., Class A(a)(b)	1,016,558	59,143,344
American Software Inc./GA, Class A	722,168	12,399,625
Appfolio Inc., Class A(a)(b)	386,438	69,574,297
Appian Corp., Class A(a)(b)	835,639	135,448,725
Asure Software Inc.(a)(b)	198,467	1,409,116
Avaya Holdings Corp.(a)(b)	1,940,179	37,154,428
Benefitfocus Inc.(a)(b)	702,889	10,177,833
Blackbaud Inc.	1,159,934	66,765,801
Blackline Inc.(a)(b)	1,196,085	159,533,817
Bottomline Technologies DE Inc.(a)	1,052,641	55,516,286
Box Inc., Class A(a)(b)	3,320,797	59,940,386
Cerence Inc.(a)(b)	863,569	86,771,413
ChannelAdvisor Corp.(a)(b)	668,021	10,674,976
Cloudera Inc.(a)(b)	4,807,354	66,870,294
CommVault Systems Inc.(a)(b)	990,978	54,870,452
Cornerstone OnDemand Inc.(a)(b)	1,451,793	63,936,964
Digimarc Corp.(a)(b)	282,715	13,355,457
Digital Turbine Inc.(a)(b)	1,976,203	111,774,042
Domo Inc., Class B(a)	613,814	39,142,919
Ebix Inc.(b)	634,974	24,109,963
eGain Corp.(a)(b)	528,656	6,243,427
Envestnet Inc.(a)(b)	1,247,013	102,616,700
GTY Technology Holdings Inc.(a)(b)	1,036,862	5,370,945
Intelligent Systems Corp.(a)(b)	168,963	6,777,106
InterDigital Inc.	732,993	44,478,015
j2 Global Inc.(a)	1,016,818	99,332,950
LivePerson Inc.(a)(b)	1,473,440	91,692,171

Security	Shares	Value

Software (continued)
MicroStrategy Inc., Class A(a)(b)	172,027	$66,841,091
Mimecast Ltd.(a)(b)	1,342,671	76,317,420
Mitek Systems Inc.(a)(b)	941,952	16,747,907
Model N Inc.(a)(b)	802,380	28,628,918
OneSpan Inc.(a)	797,691	16,496,250
Park City Group Inc.(a)(b)	212,672	1,018,699
Ping Identity Holding Corp.(a)(b)	864,582	24,761,628
Progress Software Corp.	1,055,831	47,713,003
PROS Holdings Inc.(a)(b)	921,851	46,802,375
Q2 Holdings Inc.(a)(b)	1,188,366	150,363,950
QAD Inc., Class A(b)	279,733	17,673,531
Qualys Inc.(a)(b)	799,012	97,375,592
Rapid7 Inc.(a)(b)	1,212,948	109,359,392
Rimini Street Inc.(a)	421,727	1,868,251
SailPoint Technologies Holdings Inc.(a)(b)	2,068,128	110,107,135
Sapiens International Corp. NV	640,580	19,608,154
Seachange International Inc.(a)	464,902	650,863
SecureWorks Corp., Class A(a)(b)	226,921	3,226,817
ShotSpotter Inc.(a)(b)	196,963	7,425,505
Smith Micro Software Inc.(a)	781,364	4,234,993
Sprout Social Inc., Class A(a)(b)	660,288	29,983,678
SPS Commerce Inc.(a)(b)	833,312	90,489,350
Sumo Logic Inc.(a)(b)	343,953	9,830,177
SVMK Inc.(a)(b)	2,879,264	73,565,195
Synchronoss Technologies Inc.(a)(b)	862,152	4,052,114
Telenav Inc.(a)	821,699	3,861,985
Tenable Holdings Inc.(a)	1,673,255	87,444,306
Upland Software Inc.(a)(b)	628,663	28,849,345
Varonis Systems Inc.(a)(b)	733,219	119,961,961
Verint Systems Inc.(a)(b)	1,533,885	103,046,394
Veritone Inc.(a)(b)	560,233	15,938,629
VirnetX Holding Corp.	1,481,336	7,465,933
Workiva Inc.(a)(b)	937,855	85,926,275
Xperi Holding Corp.	2,453,847	51,285,402
Yext Inc.(a)(b)	2,428,211	38,171,477
Zix Corp.(a)(b)	1,307,376	11,282,655
Zuora Inc., Class A(a)(b)	2,367,900	32,984,847

		3,471,550,484

Specialty Retail — 2.6%
Aaron’s Co. Inc. (The)(a)(b)	800,354	15,174,712
Abercrombie & Fitch Co., Class A	1,462,380	29,774,057
Academy Sports & Outdoors Inc.(a)(b)	428,679	8,886,516
American Eagle Outfitters Inc.	3,540,010	71,048,001
America’s Car-Mart Inc./TX(a)(b)	147,669	16,219,963
Asbury Automotive Group Inc.(a)(b)	451,902	65,860,197
At Home Group Inc.(a)(b)	1,283,819	19,847,842
Bed Bath & Beyond Inc.(b)	2,976,129	52,856,051
Boot Barn Holdings Inc.(a)(b)	667,968	28,963,092
Buckle Inc. (The)	679,965	19,854,978
Caleres Inc.	867,622	13,578,284
Camping World Holdings Inc., Class A	787,112	20,504,268
Cato Corp. (The), Class A	522,575	5,011,494
Chico’s FAS Inc.	2,931,311	4,660,784
Children’s Place Inc. (The)	341,049	17,086,555
Citi Trends Inc.	233,567	11,603,609
Conn’s Inc.(a)(b)	422,667	4,940,977
Container Store Group Inc. (The)(a)(b)	475,644	4,537,644
Designer Brands Inc. , Class A	1,453,166	11,116,720
Envela Corp.(a)(b)	182,584	949,437
Express Inc.(a)(b)	1,177,546	1,071,567

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
GameStop Corp., Class A(a)(b)	1,368,843	$25,789,002
Genesco Inc.(a)(b)	330,318	9,939,269
Group 1 Automotive Inc.	408,454	53,564,657
GrowGeneration Corp.(a)(b)	868,762	34,941,608
Guess? Inc.(b)	929,566	21,026,783
Haverty Furniture Companies Inc.	393,123	10,877,713
Hibbett Sports Inc.(a)(b)	396,571	18,313,649
Lithia Motors Inc., Class A	609,788	178,466,654
Lumber Liquidators Holdings Inc.(a)	682,408	20,977,222
MarineMax Inc.(a)(b)	493,364	17,282,541
Michaels Companies Inc. (The)(a)(b)	1,759,107	22,885,982
Monro Inc.	772,040	41,149,732
Murphy USA Inc.	634,082	82,982,311
National Vision Holdings Inc.(a)(b)	1,887,144	85,468,752
ODP Corp. (The)	1,225,033	35,893,467
OneWater Marine Inc., Class A(a)(b)	191,190	5,561,717
Rent-A-Center Inc./TX	1,154,687	44,212,965
RH(a)(b)	371,101	166,075,119
Sally Beauty Holdings Inc.(a)(b)	2,658,245	34,663,515
Shoe Carnival Inc.(b)	221,550	8,680,329
Signet Jewelers Ltd.	1,223,380	33,361,573
Sleep Number Corp.(a)(b)	635,293	52,005,085
Sonic Automotive Inc., Class A	549,154	21,180,870
Sportsman’s Warehouse Holdings Inc.(a)	1,043,566	18,314,583
Tilly’s Inc., Class A	527,594	4,305,167
Urban Outfitters Inc.(a)(b)	1,617,829	41,416,422
Winmark Corp.	70,373	13,075,303
Zumiez Inc.(a)(b)	489,551	18,005,686

		1,543,964,424

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)	2,821,766	29,572,108
Avid Technology Inc.(a)(b)	732,845	11,630,250
Corsair Gaming Inc.(a)(b)	348,650	12,628,103
Diebold Nixdorf Inc.(a)	1,685,422	17,966,599
Eastman Kodak Co.(a)(b)	396,416	3,226,826
Immersion Corp.(a)(b)	406,445	4,588,764
Intevac Inc.(a)(b)	470,071	3,389,212
Quantum Corp.(a)(b)	593,140	3,630,017
Super Micro Computer Inc.(a)(b)	1,032,826	32,699,271

		119,331,150

Textiles, Apparel & Luxury Goods — 1.0%
Crocs Inc.(a)	1,564,955	98,060,080
Deckers Outdoor Corp.(a)(b)	656,558	188,287,703
Fossil Group Inc.(a)(b)	1,134,749	9,838,274
G-III Apparel Group Ltd.(a)(b)	1,027,769	24,399,236
Kontoor Brands Inc.(a)	1,208,775	49,027,914
Lakeland Industries Inc.(a)(b)	179,133	4,881,374
Movado Group Inc.	368,543	6,125,185
Oxford Industries Inc.	384,691	25,201,108
Rocky Brands Inc.	161,597	4,536,028
Steven Madden Ltd.	1,948,173	68,809,470
Superior Group of Companies Inc.	253,656	5,894,966
Unifi Inc.(a)	313,034	5,553,223
Vera Bradley Inc.(a)(b)	504,052	4,012,254
Wolverine World Wide Inc.(b)	1,898,629	59,332,156

		553,958,971

Thrifts & Mortgage Finance — 1.7%
Axos Financial Inc.(a)(b)	1,365,413	51,243,950
Bogota Financial Corp.(a)(b)	148,427	1,322,485

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Bridgewater Bancshares Inc.(a)(b)	476,460	$5,950,985
Capitol Federal Financial Inc.	3,027,426	37,842,825
Columbia Financial Inc.(a)(b)	1,165,916	18,141,653
ESSA Bancorp. Inc.	231,337	3,470,055
Essent Group Ltd.	2,592,593	112,000,018
Federal Agricultural Mortgage Corp., Class C, NVS	214,322	15,913,409
Flagstar Bancorp. Inc.	1,122,491	45,752,733
FS Bancorp. Inc.	81,951	4,490,915
Greene County Bancorp. Inc.	80,807	2,059,770
Hingham Institution For Savings (The)	34,101	7,365,816
Home Bancorp. Inc.	182,484	5,107,727
HomeStreet Inc.	460,343	15,536,576
Kearny Financial Corp./MD	1,931,701	20,398,763
Luther Burbank Corp.	448,515	4,395,447
Merchants Bancorp./IN	223,916	6,186,799
Meridian Bancorp. Inc.	1,119,501	16,691,760
Meta Financial Group Inc.	749,839	27,414,114
MMA Capital Holdings Inc.(a)(b)	93,757	2,306,422
Mr Cooper Group Inc.(a)(b)	1,781,031	55,265,392
NMI Holdings Inc., Class A(a)	1,932,017	43,760,185
Northfield Bancorp. Inc.	1,074,104	13,243,702
Northwest Bancshares Inc.	2,518,951	32,091,436
Oconee Federal Financial Corp.	19,798	500,889
OP Bancorp.	321,545	2,475,897
PCSB Financial Corp.	324,926	5,179,320
PennyMac Financial Services Inc.	1,008,623	66,185,841
Pioneer Bancorp. Inc./NY(a)(b)	259,323	2,741,044
Ponce de Leon Federal Bank(a)(b)	195,139	2,050,911
Premier Financial Corp.	869,325	19,994,475
Provident Bancorp Inc.	328,810	3,945,720
Provident Financial Holdings Inc.	135,660	2,131,219
Provident Financial Services Inc.	1,683,621	30,237,833
Prudential Bancorp. Inc.	198,692	2,751,884
Radian Group Inc.	4,500,718	91,139,540
Riverview Bancorp. Inc.	566,200	2,978,212
Security National Financial Corp., Class A(a)	165,830	1,384,681
Southern Missouri Bancorp. Inc.	185,295	5,640,380
Standard AVB Financial Corp.	77,010	2,509,756
Sterling Bancorp Inc./MI	392,744	1,783,058
Territorial Bancorp. Inc.	170,916	4,107,111
Timberland Bancorp. Inc./WA	171,740	4,166,412
TrustCo Bank Corp. NY	2,024,663	13,504,502
Walker & Dunlop Inc.	667,176	61,393,536
Washington Federal Inc.	1,811,379	46,624,895
Waterstone Financial Inc.	546,785	10,290,494
Western New England Bancorp Inc.	583,444	4,019,929
WSFS Financial Corp.	1,195,615	53,659,201

		989,349,677

Tobacco — 0.1%
Turning Point Brands Inc.(b)	275,876	12,293,034
Universal Corp./VA	571,454	27,778,379
Vector Group Ltd.	3,311,529	38,579,313

		78,650,726

Trading Companies & Distributors — 1.6%
Alta Equipment Group Inc.(a)(b)	410,512	4,055,859
Applied Industrial Technologies Inc.	918,323	71,620,011
Beacon Roofing Supply Inc.(a)(b)	1,280,121	51,448,063
BMC Stock Holdings Inc.(a)(b)	1,587,049	85,192,790
Boise Cascade Co.	916,888	43,827,246

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
CAI International Inc.	394,940	$12,337,926
DXP Enterprises Inc./TX(a)	405,139	9,006,240
EVI Industries Inc.(a)(b)	122,757	3,672,889
Foundation Building Materials Inc.(a)	471,945	9,066,064
GATX Corp.(b)	826,327	68,733,880
General Finance Corp.(a)(b)	298,712	2,542,039
GMS Inc.(a)	992,117	30,239,726
H&E Equipment Services Inc.	763,636	22,763,989
Herc Holdings Inc.(a)(b)	576,815	38,306,284
Lawson Products Inc./DE(a)(b)	109,092	5,553,874
MRC Global Inc.(a)(b)	1,831,892	12,145,444
Nesco Holding Inc.(a)(b)	278,442	2,052,118
NOW Inc.(a)	2,551,478	18,319,612
Rush Enterprises Inc., Class A	964,939	39,967,773
Rush Enterprises Inc., Class B	168,099	6,369,271
SiteOne Landscape Supply Inc.(a)(b)	1,031,624	163,646,515
Systemax Inc.	292,706	10,505,218
Textainer Group Holdings Ltd.(a)(b)	1,159,379	22,236,889
Titan Machinery Inc.(a)	443,337	8,667,238
Transcat Inc.(a)(b)	140,879	4,885,684
Triton International Ltd.	1,430,777	69,406,992
Veritiv Corp.(a)	300,852	6,254,713
WESCO International Inc.(a)(b)	1,151,530	90,395,105
Willis Lease Finance Corp.(a)	67,484	2,055,563

		915,275,015

Water Utilities — 0.4%
American States Water Co.	866,020	68,857,250
Artesian Resources Corp., Class A, NVS	184,342	6,835,401
Cadiz Inc.(a)(b)	491,416	5,233,581
California Water Service Group	1,160,169	62,683,931
Consolidated Water Co. Ltd.	349,111	4,206,788
Global Water Resources Inc.	273,018	3,934,189
Middlesex Water Co.	403,034	29,207,874
Pure Cycle Corp.(a)(b)	421,422	4,732,569
SJW Group	624,283	43,300,269
York Water Co. (The)	314,145	14,639,157

		243,631,009

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	1,065,726	13,556,035
Gogo Inc.(a)(b)	1,295,070	12,471,524
Shenandoah Telecommunications Co.	1,131,776	48,949,312
Spok Holdings Inc.	426,599	4,748,047

		79,724,918

Total Common Stocks — 99.9% (Cost: $62,277,551,320)		58,240,627,563

Security	Shares	Value

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)(b)	92,645	$162,128
Whiting Petroleum Corp., (Expires 09/01/25)(a)	46,322	88,012

		250,140

Total Warrants — 0.0% (Cost: $11,350,880)		250,140

Short-Term Investments

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(f)(g)(h)	6,004,138,334	6,007,740,817
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	136,710,000	136,710,000

		6,144,450,817

Total Short-Term Investments — 10.5% (Cost: $6,141,216,565)		6,144,450,817

Total Investments in Securities — 110.4% (Cost: $68,430,118,765)		64,385,328,520

Other Assets, Less Liabilities — (10.4)%		(6,082,126,509)

Net Assets — 100.0%		$58,303,202,011

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,508,802,744	$1,495,510,526	(a)	$—	$(125,043)	$3,552,590	$6,007,740,817	6,004,138,334	$53,127,204	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	119,910,000	16,800,000	(a)	—	—	—	136,710,000	136,710,000	76,804		—
PennyMac Financial Services Inc.(c)	4,957,482	87,961,578		(54,719,414)	15,587,082	(258,522)	N/A	N/A	315,126		—
PennyMac Mortgage Investment Trust(c)	23,530,490	56,825,464		(53,849,803)	21,673	23,969,242	N/A	N/A	3,307,833		—

					$15,483,712	$27,263,310	$6,144,450,817		$56,826,967		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts Russell 2000 E-Mini Index	1,153	03/19/21	$113,847	$3,749,152

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$58,239,289,702	$493,618	$844,243	$58,240,627,563
Warrants	250,140	—	—	250,140
Money Market Funds	6,144,450,817	—	—	6,144,450,817

	$64,383,990,659	$493,618	$844,243	$64,385,328,520

Derivative financial instruments(a)
Assets
Futures Contracts	$3,749,152	$—	$—	$3,749,152

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares